UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04416

                                         PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                   Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                             Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 28, 2018 (Unaudited)

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DAC — Designated Activity Company

DE — Incorporated in Germany

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 28, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

GDR — Global Depositary Receipt

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PCL — Public Company Limited

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

STRB — Special Tax Revenue Bond

UCITS — Undertakings For Collective Investment In Transferable Securities

ULC — Unlimited Liability Corporation

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

US0012M — ICE LIBOR USD 12 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

VRDN —	Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2018, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 32.6%
Consumer Discretionary — 4.1%
Adtalem Global Education*	70	$3
Amazon.com*	73	110
American Axle & Manufacturing Holdings*	225	3
BorgWarner	730	36
Bright Horizons Family Solutions*	94	9
Burlington Stores*	360	44
Camping World Holdings, Cl A	242	10
Cavco Industries*	35	6
Churchill Downs	44	11
Comcast, Cl A	1,505	54
Dana	229	6
Dollar Tree*	450	46
Dorman Products*	157	11
Fox Factory Holding*	187	7
Home Depot	730	133
Hooker Furniture	115	4
Installed Building Products*	243	15
LCI Industries	162	18
Liberty Ventures, Cl A*	88	5
Lithia Motors, Cl A	179	19
Madison Square Garden, Cl A*	58	14
McDonald’s	625	99
Omnicom Group	330	25
Penske Automotive Group	81	4
Pinnacle Entertainment*	177	5
Red Rock Resorts, Cl A	208	7
Taylor Morrison Home, Cl A*	316	7
Thor Industries	215	28
Wyndham Worldwide	350	41
Yum China Holdings	720	31

		811

Consumer Staples — 1.9%
Altria Group	1,340	84
Central Garden & Pet, Cl A*	74	3
Constellation Brands, Cl A	175	38
Estee Lauder, Cl A	240	33
General Mills	450	23
Kimberly-Clark	504	56
PepsiCo	781	86
Pinnacle Foods	445	24
SpartanNash	152	2
Tyson Foods, Cl A	380	28

		377

Energy — 0.4%
Carrizo Oil & Gas*	260	4
CVR Energy#	200	6
Matador Resources*	132	4
Occidental Petroleum	430	28
Par Pacific Holdings*	120	2
Valero Energy	470	42

		86

Financials — 6.5%
Allegiance Bancshares*	84	3
Ameriprise Financial	250	39
AMERISAFE	133	7
Artisan Partners Asset Management, Cl A	235	8
Bank of America	2,840	91
Bank of the Ozarks	410	20

	Number of Shares	Value (000)

BankUnited	131	$5
BB&T	670	36
Cathay General Bancorp	129	5
CenterState Bank	127	3
CNO Financial Group	148	3
Credit Acceptance*	70	22
Cullen	290	30
Diamond Hill Investment Group*	36	7
Employers Holdings	65	3
First American Financial	700	41
First Busey	154	5
First Financial Bancorp	177	5
First Horizon National	254	5
First Merchants	89	4
Guaranty Bancorp	192	5
Hancock Holding	53	3
Home BancShares	438	10
Huntington Bancshares	4,130	65
Invesco Mortgage Capital REIT	305	5
JPMorgan Chase	998	115
LegacyTexas Financial Group	275	12
Mastercard, Cl A	260	46
MGIC Investment*	313	4
Morgan Stanley	1,480	83
National General Holdings	434	10
Old National Bancorp	295	5
PRA Group*	317	12
Principal Financial Group	1,000	62
Provident Financial Services	153	4
Prudential Financial	688	73
RLI	222	14
S&P Global	275	53
South State	75	7
Sterling Bancorp	117	3
SunTrust Banks	1,140	80
T. Rowe Price Group	1,130	126
U.S. Bancorp	1,000	54
United Bankshares	159	6
Unum Group	530	27
Veritex Holdings*	160	4
Wells Fargo	649	38
Wintrust Financial	43	4
WSFS Financial	88	4

		1,276

Healthcare — 4.4%
Abbott Laboratories	560	34
AbbVie	930	108
Acceleron Pharma*	77	3
Agilent Technologies	415	28
Akebia Therapeutics*	281	4
Amgen	540	99
AMN Healthcare Services*	363	20
Avexis*	33	4
Baxter International	420	28
Biogen*	110	32
Bluebird Bio*	18	4
Cantel Medical	68	8
Catalent*	87	4
Clovis Oncology*	44	3
Cotiviti Holdings*	67	2
Dyax* (A) Δ	677	1

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Encompass Health	87	$5
ICU Medical*	17	4
Inovalon Holdings, Cl A*#	171	2
Intuitive Surgical*	70	30
Ironwood Pharmaceuticals*	142	2
Johnson & Johnson	727	94
Ligand Pharmaceuticals*	18	3
Medidata Solutions*	35	2
Merck	1,001	54
Neogen*	360	21
Pfizer	1,901	69
PRA Health Sciences*	100	8
Providence Service*	52	3
Sarepta Therapeutics*	68	4
Stryker	230	37
Supernus Pharmaceuticals*	132	5
Thermo Fisher Scientific	140	29
UnitedHealth Group	410	93
Vanda Pharmaceuticals*	201	4
Vericel*	569	5
Vocera Communications*	133	4

		860

Industrials — 4.8%
3M	200	47
Alamo Group	86	10
Barnes Group	83	5
Boeing	330	119
Caterpillar	180	28
Comfort Systems USA	113	5
Cummins	170	29
Curtiss-Wright	46	6
Dycom Industries*	94	10
EnerSys	147	10
Exponent	175	14
General Dynamics	165	37
HEICO	329	28
Honeywell International	650	98
Huntington Ingalls Industries	130	34
Illinois Tool Works	410	66
Insperity	277	18
John Bean Technologies	110	12
KLX*	146	10
Lockheed Martin	130	46
Moog, Cl A*	93	8
Multi-Color	46	3
Northrop Grumman	100	35
On Assignment*	260	20
Owens Corning	415	34
Parker-Hannifin	240	43
Patrick Industries*	185	11
Raytheon	165	36
RBC Bearings*	36	4
Regal Beloit	59	4
REV Group	351	9
Rexnord*	169	5
Stanley Black & Decker	260	41
TriNet Group*	129	6
United Technologies	220	30
Universal Forest Products	248	8
WageWorks*	207	11

	Number of Shares	Value (000)
WESCO International*	83	$5
Willdan Group*	85	2

		947

Information Technology — 6.9%
Alphabet, Cl A*	110	121
Alteryx, Cl A*	175	6
Analog Devices	445	40
Apple	1,294	230
Applied Materials	745	43
Aspen Technology*	35	3
Box, Cl A*	255	6
CACI International, Cl A*	21	3
CDW	685	50
Cisco Systems	2,342	105
Cognizant Technology Solutions, Cl A	570	47
CoreLogic*	93	4
Entegris	159	5
Envestnet*	214	12
EPAM Systems*	38	4
ePlus*	138	11
Facebook, Cl A*	665	119
Intel	1,620	80
Lam Research	155	30
Littelfuse	28	6
Match Group*#	156	6
Microsoft	1,337	125
MKS Instruments	45	5
Oracle	525	27
Paychex	430	28
Qualys*	67	5
RealPage*	275	14
Silicon Laboratories*	59	6
Tech Data*	57	6
Texas Instruments	1,035	112
Total System Services	655	58
Tyler Technologies*	71	14
Virtusa*	120	6
Vishay Intertechnology	225	4
WEX*	93	14

		1,355

Materials — 1.4%
Air Products & Chemicals	160	26
Allegheny Technologies*	115	3
Balchem	136	10
Berry Global Group*	780	42
Boise Cascade	133	5
Carpenter Technology	85	4
Commercial Metals	148	4
DowDuPont	1,325	93
Ferro*	186	4
HB Fuller	97	5
Innophos Holdings	107	5
Minerals Technologies	59	4
Neenah	111	9
Owens-Illinois*	235	5
PolyOne	79	3
Sherwin-Williams	110	44
Silgan Holdings	237	7

		273

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — 0.8%
Agree Realty REIT	126	$6
CBRE Group, Cl A*	780	37
CorEnergy Infrastructure Trust REIT	95	3
Essex Property Trust REIT	140	31
Extra Space Storage REIT	430	37
InfraREIT	168	3
Lamar Advertising, Cl A REIT	410	27
PotlatchDeltic REIT	137	7
PS Business Parks REIT	26	3
RE/MAX Holdings, Cl A	107	6
Summit Hotel Properties REIT	256	3

		163

Telecommunication Services — 0.6%
AT&T	1,437	52
Boingo Wireless*	224	6
T-Mobile USA*	400	24
Verizon Communications	550	27

		109

Utilities — 0.8%
American Electric Power	420	27
American Water Works	470	37
NextEra Energy	288	44
NRG Yield, Cl C	177	3
ONE Gas	75	5
SJW Group	56	3
Southwest Gas Holdings	44	3
Xcel Energy	800	35

		157
Total Common Stocks (Cost $4,313)		6,414

FOREIGN COMMON STOCKS — 2.6%
Consumer Discretionary — 0.6%
Carnival (Panama)	1,635	109
Helen of Troy (Bermuda)*	77	7
Stars Group (Canada)*	153	4

		120

Consumer Staples — 0.0%
Fresh Del Monte Produce (Cayman Islands)	48	2

Energy — 1.0%
GasLog (Bermuda)	246	4
Royal Dutch Shell PLC, ADR, Cl A (United Kingdom)	1,170	74
TOTAL SA, ADR (France)	1,080	61
TransCanada (Canada)	1,382	60

		199

Financials — 0.0%
Essent Group (Bermuda)*	88	4

Healthcare — 0.0%
ICON PLC (Ireland)*	23	3

Information Technology — 0.7%
Broadcom (Singapore)	295	73
Novanta (Canada)*	91	5
TE Connectivity (Switzerland)	610	63

		141

	Number of Shares	Value (000)
Real Estate — 0.2%
Colliers International Group (Canada)	170	$11
FirstService (Canada)	225	15

		26

Telecommunication Services — 0.1%
Telecom Argentina SA, ADR (Argentina)	146	5

Utilities — 0.0%
Pampa Energia SA, ADR (Argentina)*	42	3

Total Foreign Common Stocks (Cost $412)		503

EXCHANGE-TRADED FUNDS — 15.0%
iShares MSCI EAFE Value ETF†	31,053	1,716
SPDR® S&P 500® ETF Trust	4,570	1,241

Total Exchange-Traded Funds (Cost $2,559)		2,957

MASTER LIMITED PARTNERSHIPS — 0.1%
Energy — 0.1%
Hi-Crush Partners LP#	339	4
Magellan Midstream Partners LP	330	21

		25

Total Master Limited Partnerships (Cost $23)		25

MUTUAL FUND — 8.1%
PNC International Growth Fund, Class I Shares†	107,958	1,600

Total Mutual Fund (Cost $1,107)		1,600

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.1%
Automotive — 2.2%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$115	114
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4
2.510%, 06/25/24	20	20
Fifth Third Auto Trust,
Series 2017-1, Cl A3
1.800%, 02/15/22	25	25
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A
1.800%, 06/15/20	25	25
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	19	18
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	15	15

See Notes to Schedules of Investments.

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — continued
Automotive — continued
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	$25	$25
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	70	68
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	60	59
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3
2.120%, 04/18/22	30	30
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4
2.120%, 02/15/23	30	29

		428

Credit Cards — 0.9%
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	35	35
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4
1.990%, 07/17/23	50	49
Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9
1.800%, 09/20/21	100	99

		183

Total Asset-Backed Securities (Cost $619)		611

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	85	84

Total Commercial Mortgage-Backed Security (Cost $87)		84

CORPORATE BONDS — 17.0%
Automotive — 0.3%
General Motors
6.600%, 04/01/36	10	12
General Motors Financial
3.250%, 01/05/23	30	29
Goodyear Tire & Rubber
4.875%, 03/15/27	15	15

		56

Cable — 0.4%
CBS
4.600%, 01/15/45	20	19
Charter Communications Operating LLC
6.384%, 10/23/35	35	40
NBCUniversal Media LLC
4.375%, 04/01/21	20	21

		80

	Par (000)	Value (000)

Consumer Discretionary — 0.6%
Aramark Services
4.750%, 06/01/26	$25	$25
Hilton Worldwide Finance LLC
4.625%, 04/01/25	15	15
Netflix
4.875%, 04/15/28 144A	30	30
Royal Caribbean Cruises
3.700%, 03/15/28	20	19
Toll Brothers Finance
4.350%, 02/15/28	30	28

		117

Consumer Services — 0.1%
Graham Holdings
7.250%, 02/01/19	20	21

Consumer Staples — 0.3%
Kroger
6.150%, 01/15/20	40	42
4.450%, 02/01/47	10	10

		52

Energy — 1.9%
Andeavor
5.375%, 10/01/22	25	26
4.500%, 04/01/48	20	18
Boardwalk Pipelines LP
5.950%, 06/01/26	15	16
3.375%, 02/01/23	25	24
BP Capital Markets PLC
3.224%, 04/14/24	40	40
ConocoPhillips
6.500%, 02/01/39	15	20
Energy Transfer LP
6.125%, 12/15/45	15	16
4.050%, 03/15/25	15	15
EQT
3.900%, 10/01/27	20	19
HollyFrontier
5.875%, 04/01/26	35	38
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	25	30
MPLX LP
4.500%, 04/15/38	25	24
Newfield Exploration
5.375%, 01/01/26	15	15
Petroleos Mexicanos
4.250%, 01/15/25	25	24
Phillips 66
4.650%, 11/15/34	15	16
Valero Energy
3.400%, 09/15/26	25	24

		365

Financials — 5.4%
American Express
3.000%, 10/30/24	15	14
Bank of America
6.250% (B) (C)	25	27
Bank of America (MTN)
4.200%, 08/26/24	50	51
3.248%, 10/21/27	10	9

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
BNY Mellon (MTN)
2.800%, 05/04/26	$25	$24
2.600%, 08/17/20	25	25
Capital One Financial
3.300%, 10/30/24	10	10
2.500%, 05/12/20	40	40
Citigroup
6.250% (B) (C)	15	16
4.450%, 09/29/27	50	51
2.150%, 07/30/18	30	30
Credit Suisse AG (GMTN)
5.400%, 01/14/20	35	36
Deutsche Bank AG
2.950%, 08/20/20	30	30
Goldman Sachs Group
2.350%, 11/15/21	40	39
John Deere Capital (MTN)
2.150%, 09/08/22	35	34
JPMorgan Chase
7.900% (B) (C)	25	25
4.625% (B) (C)	20	19
3.882%, 07/24/38 (B)	60	58
2.400%, 06/07/21	35	34
Morgan Stanley (GMTN)
4.000%, 07/23/25	35	35
2.500%, 04/21/21	45	44
Morgan Stanley (MTN)
4.100%, 05/22/23	20	20
2.625%, 11/17/21	15	15
Royal Bank of Canada
2.100%, 10/14/20	80	79
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	40	43
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	25	25
Sumitomo Mitsui Financial Group
3.102%, 01/17/23	80	79
Visa
4.150%, 12/14/35	20	21
Wells Fargo
5.900% (B) (C)	25	26
3.069%, 01/24/23	15	15
Wells Fargo (MTN)
4.100%, 06/03/26	45	45
Westpac Banking
5.000% (B) (C)	15	14
2.250%, 07/30/18	30	30

		1,063

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	50	53
2.650%, 02/01/21	40	40
Constellation Brands
3.875%, 11/15/19	20	20
Kraft Heinz Foods
5.200%, 07/15/45	15	15

		128

	Par (000)	Value (000)

Healthcare — 1.3%
Abbott Laboratories
3.750%, 11/30/26	$30	$30
Allergan Funding SCS
3.450%, 03/15/22	25	25
Amgen
4.400%, 05/01/45	25	25
2.650%, 05/11/22	15	15
Gilead Sciences
1.850%, 09/20/19	20	20
HCA
5.875%, 03/15/22	25	26
Johnson & Johnson
3.550%, 03/01/36	30	29
Select Medical
6.375%, 06/01/21	10	10
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	25	24
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	40	33
2.800%, 07/21/23	15	13

		250

Industrials — 1.3%
Ball
5.250%, 07/01/25	15	16
4.000%, 11/15/23	20	20
Cintas No 2
4.300%, 06/01/21	35	36
CNH Industrial Capital LLC
4.875%, 04/01/21	10	10
CNH Industrial NV
4.500%, 08/15/23	30	31
General Electric
4.125%, 10/09/42	15	14
KLX
5.875%, 12/01/22 144A	25	26
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	27
PulteGroup
7.875%, 06/15/32	25	30
United Continental Holdings
4.250%, 10/01/22	25	25
United Rentals North America
4.875%, 01/15/28	25	24

		259

Information Technology — 0.1%
VeriSign
4.625%, 05/01/23	25	25

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	25	26
MetLife
6.400%, 12/15/36	20	23
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	25	27
XLIT
4.450%, 03/31/25	25	25

		101

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — 0.8%
ArcelorMittal
6.500%, 02/25/22	$30	$33
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	25	25
Freeport-McMoRan
6.875%, 02/15/23	20	21
Huntsman International LLC
4.875%, 11/15/20	10	10
Sherwin-Williams
2.750%, 06/01/22	25	24
Yamana Gold
4.950%, 07/15/24	35	36

		149

Real Estate — 0.5%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	40	40
Spirit Realty LP
4.450%, 09/15/26	45	43
VEREIT Operating Partnership LP
3.950%, 08/15/27	25	24

		107

Retail — 0.8%
Amazon.com
4.250%, 08/22/57 144A	40	40
CVS Health
3.500%, 07/20/22	25	25
Hanesbrands
4.625%, 05/15/24 144A	25	24
Penske Automotive Group
5.375%, 12/01/24	25	25
Walmart
5.625%, 04/01/40	10	13
Wolverine World Wide
5.000%, 09/01/26 144A	30	30

		157

Technology — 0.7%
Amphenol
2.550%, 01/30/19	30	30
Apple
3.850%, 05/04/43	25	24
KLA-Tencor
4.125%, 11/01/21	45	47
Microsoft
3.450%, 08/08/36	35	34

		135

Telecommunications — 0.8%
AT&T
5.700%, 03/01/57	15	16
4.900%, 08/14/37	20	20
4.750%, 05/15/46	20	19
Nokia OYJ
3.375%, 06/12/22	10	10
T-Mobile USA
4.500%, 02/01/26	20	19
4.000%, 04/15/22	20	20

Par (000)		Value (000)

Verizon Communications
4.500%, 08/10/33	$55	$55

		159

Transportation — 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	25	29
FedEx
3.900%, 02/01/35	15	14

		43

Utilities — 0.4%
Alabama Power
2.450%, 03/30/22	30	29
American Electric Power
2.150%, 11/13/20	25	25
Berkshire Hathaway Energy
3.800%, 07/15/48 144A	25	24

		78

Total Corporate Bonds (Cost $3,349)		3,345

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	30	35

Total Municipal Bond (Cost $35)		35

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.1%
Mexico — 0.1%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	10	10

Total Other Government and Agency Obligation (Cost $9)		10

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corporation — 0.9%
4.000%, 10/01/43	88	90
4.000%, 10/01/44	82	85

		175

Federal National Mortgage Association — 8.1%
5.500%, 07/01/33	2	2
5.500%, 05/01/35	15	16
5.000%, 08/01/40	100	109
4.500%, 06/01/40	71	76
4.500%, 03/01/41	61	64
4.000%, 03/01/26	17	17
4.000%, 12/01/40	62	64
4.000%, 01/01/41	80	82
3.500%, 01/01/26	65	66
3.500%, 10/01/26	44	45
3.500%, 03/01/41	74	74
3.500%, 08/01/42	111	111
3.500%, 02/01/43	90	90
3.500%, 08/01/44	125	126

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 07/01/46	$68	$68
3.500%, 12/01/47	49	49
3.000%, 06/01/28	48	48
3.000%, 11/01/42	129	126
3.000%, 04/01/43	94	92
3.000%, 05/01/43	119	117
2.500%, 11/01/27	89	87
2.500%, 11/01/31	78	76

		1,605

Government National Mortgage Association — 0.9%
4.000%, 09/15/41	63	65
4.000%, 10/20/43	34	35
3.500%, 07/15/42	30	30
3.500%, 12/20/42	41	42

		172

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,977)		1,952

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds — 3.1%
4.500%, 02/15/36	160	194
3.750%, 08/15/41	235	261
2.500%, 02/15/45	170	151

		606

U.S. Treasury Inflation Indexed Bond — 0.6%
0.125%, 07/15/24	125	121

		121

U.S. Treasury Notes — 5.8%
2.375%, 08/15/24	110	107
2.125%, 09/30/21	115	114
2.000%, 02/28/21	215	212
1.750%, 10/31/20	300	295
1.625%, 08/15/22	440	422

		1,150

Total U.S. Treasury Obligations (Cost $1,898)		1,877

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund,
Class I Shares 1.230%† (D)	290,538	$291

Total Affiliated Money Market Fund (Cost $291)		291

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $16,679)		19,704

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 1.230%† (D)	38,505	39

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 1.255% (D)	4,278	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $43)		43

TOTAL INVESTMENTS — 100.3% (Cost $16,722)		19,747

Liabilities in Excess of Other Assets — (0.3)%		(56)

TOTAL NET ASSETS — 100.0%		$19,691

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $41 (000).
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of total net assets as of February 28, 2018.
(B)	Fixed to floating rate investment. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. Rate shown is the rate in effect as of period end.
(C)	Perpetual security with no stated maturity date.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $257 (000) and represents 1.3% of total net assets as of February 28, 2018.

Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$291	$–	$–	$291

Asset-Backed Securities	–	611	–	611

Commercial Mortgage-Backed Security	–	84	–	84

Common Stocks	6,413	–	1	6,414

Corporate Bonds	–	3,345	–	3,345

Exchange-Traded Funds	2,957	–	–	2,957

Foreign Common Stocks:

Argentina	8	–	–	8

Bermuda	15	–	–	15

Canada	95	–	–	95

Cayman Islands	2	–	–	2

France	61	–	–	61

Ireland	3	–	–	3

Panama	109	–	–	109

Singapore	73	–	–	73

Switzerland	63	–	–	63

United Kingdom	74	–	–	74

Master Limited Partnerships	25	–	–	25

Municipal Bond	–	35	–	35

Mutual Fund	1,600	–	–	1,600

Other Government and Agency Obligation	–	10	–	10

Short-Term Investments Purchased With Collateral From Securities Loaned	43	–	–	43

U.S. Government Agency Mortgage-Backed Obligations	–	1,952	–	1,952

U.S. Treasury Obligations	–	1,877	–	1,877

Total Assets - Investments in Securities	$11,832	$7,914	$1	$19,747

There were no transfers between Levels during the nine-month period ended February 28, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the nine-month period February 28, 2018.

See Notes to Schedules of Investments.

PNC Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — 98.3%
Consumer Discretionary — 11.4%
AmRest Holdings SE (Poland)*	562	$70
CCC SA (Poland)	1,304	95
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	10,063	174
Despegar.com (Argentina)*#	2,528	72
Gourmet Master (Taiwan)	15,400	213
Hana Tour Service (South Korea)	1,180	111
Hota Industrial Manufacturing (Taiwan)	43,212	187
Loen Entertainment (South Korea)	1,547	156
Naspers, Cl N (South Africa)	545	148
Nokian Renkaat OYJ (Finland)	4,687	215
TAL Education Group, ADR (China)*	4,596	173

		1,614

Consumer Staples — 3.5%
BIM Birlesik Magazalar AS (Turkey)	6,180	122
Jeronimo Martins SGPS SA (Portugal)	5,156	107
M Dias Branco SA (Brazil)	8,610	159
Vietnam Dairy Products JSC (Vietnam)	12,150	105

		493

Energy — 2.8%
CNOOC, ADR (China)	455	65
Ecopetrol SA, ADR (Colombia)#	9,981	175
Tenaris SA, ADR (Luxembourg)	4,427	152

		392

Financials — 18.1%
AIA Group (China)	24,400	202
Bank Central Asia Tbk PT (Indonesia)	79,700	134
Bank of China, Cl H (China)	253,000	136
BGEO Group PLC (Georgia)	2,097	98
China Merchants Bank, Cl H (China)	69,985	292
Equity Group Holdings (Kenya)	164,700	71
Erste Group Bank AG (Austria)	5,755	293
Grupo Supervielle SA, ADR (Argentina)	6,237	191
HDFC Bank, ADR (India)	2,466	240
Muangthai Leasing PCL, Cl F (Thailand)	84,200	115
OTP Bank PLC (Hungary)	5,222	233
Ping An Insurance Group of China, Cl H (China)	29,444	310
Srisawad PCL (Thailand)	131,001	256

		2,571

Healthcare — 12.2%
CSPC Pharmaceutical Group (China)	76,000	173
Fleury SA (Brazil)	6,640	55
Hypera SA (Brazil)	16,859	180
Medy-Tox (South Korea)	502	279
NMC Health PLC (United Arab Emirates)	6,598	311
Richter Gedeon Nyrt (Hungary)	8,498	187
Samsung Biologics (South Korea)* 144A	673	279
Sino Biopharmaceutical (China)	145,000	272

		1,736

Industrials — 6.8%
Airports of Thailand PCL (Thailand)	64,200	144
Airtac International Group (Taiwan)	14,625	264
Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	24,128	197
Malaysia Airports Holdings Bhd (Malaysia)	61,400	136
PP Persero Tbk PT (Indonesia)	575,371	129

Number of Shares	Value (000)

Wizz Air Holdings PLC (Hungary)* 144A	1,947	$97

		967

Information Technology — 33.9%
Alibaba Group Holding, ADR (China)*	4,017	748
Chinasoft International (China)*	261,392	191
Mail.Ru Group, GDR (Russia)*	4,500	161
MercadoLibre (Argentina)	558	217
My EG Services Bhd (Malaysia)	296,900	203
NCSoft (South Korea)	297	103
Samsung Electronics (South Korea)	284	617
Samsung SDI (South Korea)	1,608	254
Taiwan Semiconductor Manufacturing (Taiwan)	66,147	549
Tencent Holdings (China)	18,504	1,012
Weibo, ADR (China)*	2,590	333
Win Semiconductors (Taiwan)	17,146	155
Yandex NV, Cl A (Russia)*	6,501	267

		4,810

Materials — 2.5%
Randgold Resources, ADR (United Kingdom)	1,230	99
Southern Copper (Peru)	1,493	79
Vedanta, ADR (India)	9,017	182

		360

Real Estate — 5.0%
Ayala Land (Philippines)	177,500	140
Central Pattana PCL (Thailand)	92,385	248
Emaar Properties PJSC (United Arab Emirates)	56,133	94
KWG Property Holding (China)	103,500	143
Yanlord Land Group (Singapore)	70,100	87

		712

Telecommunication Services — 2.1%
Safaricom (Kenya)	553,500	163
Turkcell Iletisim Hizmetleri AS, ADR (Turkey)	14,454	143

		306

Total Foreign Common Stocks (Cost $9,923)		13,961

AFFILIATED MONEY MARKET FUND — 2.1%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	297,759	298

Total Affiliated Money Market Fund (Cost $298)		298

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.4% (Cost $10,221)		14,259

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%
Affiliated Money Market Fund — 1.6%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	231,300	$231

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (A)	25,700	26

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $257)		257

TOTAL INVESTMENTS — 102.2% (Cost $10,478)		14,516

Liabilities in Excess of Other Assets — (2.2)%		(308)
TOTAL NET ASSETS — 100.0%		$14,208

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $243 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $376 (000) and represents 2.6% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

PNC Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$298	$–	$–	$298

Foreign Common Stocks:

Argentina	480	–	–	480

Austria	–	293	–	293

Brazil	568	–	–	568

China	1,319	2,731	–	4,050

Colombia	175	–	–	175

Finland	–	215	–	215

Georgia	–	98	–	98

Hungary	–	517	–	517

India	422	–	–	422

Indonesia	–	263	–	263

Kenya	71	163	–	234

Luxembourg	152	–	–	152

Malaysia	136	203	–	339

Peru	79	–	–	79

Philippines	–	140	–	140

Poland	70	95	–	165

Portugal	–	107	–	107

Russia	267	161	–	428

Singapore	–	87	–	87

South Africa	–	148	–	148

South Korea	156	1,643	–	1,799

Taiwan	–	1,368	–	1,368

Thailand	–	763	–	763

Turkey	143	319	–	462

United Arab Emirates	–	405	–	405

United Kingdom	99	–	–	99

Vietnam	105	–	–	105

Short-Term Investments Purchased With Collateral From Securities Loaned	257	–	–	257

Total Assets - Investments in Securities	$4,797	$9,719	$–	$14,516

The value of securities that were transferred from Level 1 to Level 2 as of February 28, 2018 is $624 (000). The securities were transferred from Level 1 to Level 2 as a result of foreign equities that are fair value adjusted as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

The value of securities that were transferred from Level 2 to Level 1 as of February 28, 2018 is $339 (000). The securities were transferred from Level 2 to Level 1 as a result of foreign equities that are valued based on quoted prices as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At February 28, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Value (000)

Foreign Common Stocks
China	28.5%	$4,050

South Korea	12.7	1,799

Taiwan	9.6	1,368

Thailand	5.4	763

Brazil	4.0	568

Hungary	3.6	517

Argentina	3.4	480

Turkey	3.3	462

Russia	3.0	428

India	3.0	422

United Arab Emirates	2.8	405

Malaysia	2.4	339

Austria	2.1	293

Indonesia	1.8	263

Kenya	1.6	234

Finland	1.5	215

Colombia	1.2	175

Poland	1.2	165

Luxembourg	1.1	152

South Africa	1.0	148

Philippines	1.0	140

Portugal	0.8	107

Vietnam	0.7	105

United Kingdom	0.7	99

Georgia	0.7	98

Singapore	0.6	87

Peru	0.6	79

Total Foreign Common Stocks	98.3	13,961

Affiliated Money Market Fund	2.1	298

Total Investments Before Collateral for Loaned Securities	100.4	14,259

Short-Term Investments Purchased With Collateral From Securities Loaned	1.8	257

Total Investments	102.2	14,516

Liabilities in Excess of Other Assets	(2.2)	(308)

Total Net Assets	100.0%	$14,208

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 96.4%
Consumer Discretionary — 16.2%
Bellway PLC (United Kingdom)	331,390	$14,126
Canada Goose Holdings (Canada)*#	145,811	4,612
Cie Generale des Etablissements Michelin (France)	81,400	12,512
Cineworld Group PLC (United Kingdom)	4,298,000	13,917
Compass Group PLC (United Kingdom)	282,911	6,010
Dufry AG (Switzerland)*	18,805	2,698
Duni AB (Sweden)	417,000	5,877
Gourmet Master (Taiwan)	576,655	7,964
Hyundai Mobis (South Korea)	38,500	8,106
Industria de Diseno Textil SA (Spain)	137,689	4,169
IPSOS (France)	109,172	4,198
Just Eat PLC (United Kingdom)*	747,950	8,987
Kia Motors (South Korea)	314,900	9,998
Lululemon Athletica (Canada)*	92,473	7,500
LVMH Moet Hennessy Louis Vuitton SE (France)	24,553	7,344
Magna International (Canada)	238,295	13,111
Next PLC (United Kingdom)	206,726	13,787
SEB SA (France)	25,276	5,156
Sony, ADR (Japan)	289,833	14,625
TAL Education Group, ADR (China)*	206,861	7,811
Taylor Wimpey PLC (United Kingdom)	5,085,632	12,960
Vapiano SE (Germany)*# 144A	108,495	3,263
XXL ASA (Norway) 144A	456,751	5,180
Zalando SE (Germany)* 144A	125,962	7,169
zooplus AG (Germany)*#	19,892	4,323

		205,403

Consumer Staples — 5.9%
Anheuser-Busch InBev SA (Belgium)	28,386	3,014
Asahi Group Holdings (Japan)	282,900	14,466
Danone SA (France)	106,297	8,478
Davide Campari-Milano SpA (Italy)	712,719	5,101
Greencore Group PLC (Ireland)	4,105,581	9,999
Kao (Japan)	91,093	6,649
M Dias Branco SA (Brazil)	280,055	5,177
Nestle SA (Switzerland)	107,857	8,570
Reckitt Benckiser Group PLC (United Kingdom)	75,325	5,979
Treasury Wine Estates (Australia)	603,109	8,147

		75,580

Energy — 1.9%
Inpex (Japan)	244,400	2,924
Sasol (South Africa)	390,650	13,597
WorleyParsons (Australia)	624,560	7,336

		23,857

Financials — 18.8%
AIA Group (China)	1,163,749	9,658
Bancolombia SA, ADR (Colombia)	256,900	10,836
Burford Capital (United Kingdom)	339,395	4,851
Cerved Information Solutions SpA (Italy)	303,070	3,900
Danske Bank A/S (Denmark)	117,219	4,705
DBS Group Holdings (Singapore)	223,000	4,792
DNB ASA (Norway)	677,544	13,290
Equity Group Holdings (Kenya)	7,673,713	3,330
Erste Group Bank AG (Austria)	172,005	8,746
Hannover Rueck SE (Germany)	94,500	12,854
HDFC Bank, ADR (India)	111,962	10,880
Intrum Justitia AB (Sweden)#	126,853	3,942

	Number of Shares	Value (000)

Muenchener Rueckversicherungs AG (Germany)	55,500	$12,410
Nihon M&A Center (Japan)	134,929	8,750
ORIX (Japan)	413,778	7,326
Ping An Insurance Group of China, Cl H (China)	1,257,859	13,249
Popular (Puerto Rico)	345,300	14,506
Sberbank of Russia, ADR (Russia)	467,600	9,474
Siam Commercial Bank PCL (Thailand)	2,582,500	12,192
SpareBank 1 SR Bank ASA (Norway)	1,267,853	14,869
Srisawad PCL (Thailand)	3,646,947	7,120
Standard Chartered PLC (United Kingdom)*	1,205,218	13,362
Sumitomo Mitsui Financial Group (Japan)	170,811	7,383
Svenska Handelsbanken AB, Cl A (Sweden)	915,700	12,529
United Overseas Bank (Singapore)	659,780	13,820

		238,774

Healthcare — 7.7%
Ambu A/S, Cl B (Denmark)	204,350	3,954
Clinigen Group PLC (United Kingdom)	436,043	5,547
CYBERDYNE (Japan)*#	192,087	2,858
GN Store Nord A/S (Denmark)	142,184	4,904
Grifols SA (Spain)	277,967	7,600
Hypera SA (Brazil)	592,366	6,336
ICON PLC (Ireland)*	59,313	6,721
M3 (Japan)	166,138	6,441
Medy-Tox (South Korea)	11,680	6,480
NMC Health PLC (United Arab Emirates)	176,703	8,316
Novartis AG (Switzerland)	145,166	12,110
Roche Holding AG (Switzerland)	10,592	2,447
Sysmex (Japan)	77,345	6,393
Teva Pharmaceutical Industries, ADR (Israel)	703,630	13,172
Vitrolife AB (Sweden)	58,724	4,089

		97,368

Industrials — 12.1%
Aeroports de Paris (France)	23,482	4,748
ANDRITZ AG (Austria)	215,800	12,520
Ashtead Group PLC (United Kingdom)	298,168	8,594
Atlas Copco AB, Cl A (Sweden)	143,127	6,088
Babcock International Group PLC (United Kingdom)	1,385,100	12,366
BBA Aviation PLC (United Kingdom)	2,150,025	10,116
Canadian National Railway (Canada)	66,926	5,178
dormakaba Holding AG (Switzerland)*	5,586	5,123
en-japan (Japan)	153,627	8,690
Hexagon AB, Cl B (Sweden)	122,443	7,158
Kingspan Group PLC (Ireland)	96,970	4,097
Kone OYJ, Cl B (Finland)#	230,700	11,947
Loomis AB, Cl B (Sweden)	258,831	9,406
Nidec (Japan)	79,877	12,756
Rational AG (Germany)	5,845	3,782
SMC (Japan)	20,093	8,374
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	892
VAT Group AG (Switzerland)* 144A	26,416	4,212
Vinci SA (France)	138,600	13,685
Wizz Air Holdings PLC (Hungary)* 144A	79,189	3,932

		153,664

Information Technology — 16.4%
Alibaba Group Holding, ADR (China)*	89,700	16,697
ASML Holding NV (Netherlands)	62,849	12,280
Broadcom (Singapore)	21,347	5,261
Dassault Systemes SA (France)	34,236	4,417

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Infosys, ADR (India)	775,360	$13,693
Keyence (Japan)	14,587	8,834
LINE, ADR (Japan)*#	215,652	8,630
MercadoLibre (Argentina)	17,133	6,647
Mixi (Japan)	200,200	8,075
NCSoft (South Korea)	13,216	4,567
Nexon (Japan)*	454,700	16,384
Nintendo, ADR (Japan)	158,726	9,055
NXP Semiconductors NV (Netherlands)*	65,329	8,144
Orbotech (Israel)*	73,090	4,017
Samsung Electronics (South Korea)	6,461	14,040
SAP SE, ADR (Germany)	68,837	7,193
SK Hynix (South Korea)	83,000	5,853
STMicroelectronics NV (Netherlands)	185,820	4,237
Temenos Group AG (Switzerland)*	40,529	4,712
Tencent Holdings (China)	396,861	21,712
Venture (Singapore)	327,258	6,748
Wirecard AG (Germany)	101,715	12,103
Worldline SA (France)* 144A	98,106	4,994

		208,293

Materials — 10.3%
Agnico Eagle Mines (Canada)	231,557	8,820
BASF SE (Germany)	118,400	12,369
BHP Billiton PLC, ADR (United Kingdom)#	336,700	13,744
CRH PLC, ADR (Ireland)#	187,390	6,203
Imerys SA (France)	133,652	13,632
LANXESS AG (Germany)	163,400	13,558
Linde AG (Germany)*	54,900	12,182
Methanex (Canada)	241,100	13,308
Solvay SA (Belgium)	87,412	11,980
Symrise AG (Germany)	161,030	13,060
Yara International ASA (Norway)	285,400	12,611

		131,467

Real Estate — 1.9%
Central Pattana PCL (Thailand)	1,915,961	5,142
Grand City Properties SA (Luxembourg)	209,754	4,676
Nexity SA (France)*	75,945	4,744
VIB Vermoegen AG (Germany)	113,572	2,896
Yanlord Land Group (Singapore)	5,705,095	7,100

		24,558

Telecommunication Services — 4.3%
Deutsche Telekom AG (Germany)	673,793	10,826
Freenet AG (Germany)	337,819	11,674
KDDI (Japan)	432,800	10,628
LG Uplus (South Korea)	701,300	8,129
Safaricom (Kenya)	25,408,585	7,465
SoftBank Group (Japan)	75,656	6,234

		54,956

Utilities — 0.9%
Kansai Electric Power (Japan)	937,100	11,382

		11,382

Total Foreign Common Stocks (Cost $952,578)		1,225,302

	Number of Shares	Value (000)

EXCHANGE-TRADED FUND — 0.4%
iShares STOXX Europe 600 Banks UCITS ETF DE†	207,193	$4,629

Total Exchange-Traded Fund (Cost $3,924)		4,629

AFFILIATED MONEY MARKET FUND — 2.9%

PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	36,312,354	36,312

Total Affiliated Money Market Fund (Cost $36,312)		36,312

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $992,814)		1,266,243
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.3%

Affiliated Money Market Fund — 3.0%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	38,283,775	38,284
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (A)	4,253,753	4,254

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $42,538)		42,538
TOTAL INVESTMENTS — 103.0% (Cost $1,035,352)		1,308,781
Liabilities in Excess of Other Assets — (3.0)%		(38,467)
TOTAL NET ASSETS — 100.0%		$1,270,314

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $40,350 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $28,750 (000) and represents 2.3% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$36,312	$–	$–	$36,312

Exchange-Traded Fund	–	4,629	–	4,629

Foreign Common Stocks:

Argentina	6,647	–	–	6,647

Australia	–	15,483	–	15,483

Austria	–	21,266	–	21,266

Belgium	–	14,994	–	14,994

Brazil	11,513	–	–	11,513

Canada	52,529	–	–	52,529

China	24,508	44,619	–	69,127

Colombia	10,836	–	–	10,836

Denmark	3,954	9,609	–	13,563

Finland	–	11,947	–	11,947

France	4,198	79,710	–	83,908

Germany	13,352	126,310	–	139,662

Hungary	–	3,932	–	3,932

India	24,573	–	–	24,573

Ireland	12,924	14,096	–	27,020

Israel	17,189	–	–	17,189

Italy	–	9,893	–	9,893

Japan	32,310	154,547	–	186,857

Kenya	3,330	7,465	–	10,795

Luxembourg	–	4,676	–	4,676

Netherlands	24,661	–	–	24,661

Norway	–	45,950	–	45,950

Puerto Rico	14,506	–	–	14,506

Russia	9,474	–	–	9,474

Singapore	5,261	32,460	–	37,721

South Africa	–	13,597	–	13,597

South Korea	8,106	49,067	–	57,173

Spain	–	11,769	–	11,769

Sweden	5,877	43,212	–	49,089

Switzerland	–	39,872	–	39,872

Taiwan	–	7,964	–	7,964

Thailand	–	24,454	–	24,454

United Arab Emirates	–	8,316	–	8,316

United Kingdom	19,291	125,055	–	144,346

Short-Term Investments Purchased With Collateral From Securities Loaned	42,538	–	–	42,538

Total Assets - Investments in Securities	$383,889	$924,892	$–	$1,308,781

See Notes to Schedules of Investments.

The value of securities that were transferred from Level 1 to Level 2 as of February 28, 2018 is $55,752 (000). The securities were transferred from Level 1 to Level 2 as a result of foreign equities that are fair value adjusted as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

The value of securities that were transferred from Level 2 to Level 1 as of February 28, 2018 is $19,619 (000). The securities were transferred from Level 2 to Level 1 as a result of foreign equities that are valued based on quoted prices as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

At February 28, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Value (000)

Foreign Common Stocks
Japan	14.7%	$186,857
United Kingdom	11.4	144,346
Germany	11.0	139,662
France	6.6	83,908
China	5.4	69,127
South Korea	4.5	57,173
Canada	4.1	52,529
Sweden	3.9	49,089
Norway	3.6	45,950
Switzerland	3.1	39,872
Singapore	3.0	37,721
Ireland	2.1	27,020
Netherlands	1.9	24,661
India	1.9	24,573
Thailand	1.9	24,454
Austria	1.7	21,266
Israel	1.4	17,189
Australia	1.2	15,483
Belgium	1.2	14,994
Puerto Rico	1.1	14,506
South Africa	1.1	13,597
Denmark	1.1	13,563
Finland	0.9	11,947
Spain	0.9	11,769
Brazil	0.9	11,513
Colombia	0.9	10,836
Kenya	0.9	10,795
Italy	0.8	9,893
Russia	0.7	9,474
United Arab Emirates	0.7	8,316
Taiwan	0.6	7,964
Argentina	0.5	6,647
Luxembourg	0.4	4,676
Hungary	0.3	3,932

Total Foreign Common Stocks	96.4	1,225,302

Exchange-Traded Fund	0.4	4,629

Affiliated Money Market Fund	2.9	36,312

Total Investments Before Collateral for Loaned Securities	99.7	1,266,243

Short-Term Investments Purchased With Collateral From Securities Loaned	3.3	42,538

Total Investments	103.0	1,308,781

Liabilities in Excess of Other Assets	(3.0)	(38,467)

Total Net Assets	100.0%	$1,270,314

See Notes to Schedules of Investments.

PNC International Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 97.2%
Consumer Discretionary — 15.6%
Canada Goose Holdings (Canada)*#	1,540	$49
Compass Group PLC (United Kingdom)	2,852	60
Dufry AG (Switzerland)*	193	28
Gourmet Master (Taiwan)	5,880	81
Industria de Diseno Textil SA (Spain)	1,377	42
Just Eat PLC (United Kingdom)*	7,335	88
Lululemon Athletica (Canada)*	902	73
LVMH Moet Hennessy Louis Vuitton SE (France)	253	76
SEB SA (France)	263	54
Sony, ADR (Japan)	2,951	149
TAL Education Group, ADR (China)*	1,950	74
Vapiano SE (Germany)* 144A	1,138	34
XXL ASA (Norway) 144A	4,502	51
Zalando SE (Germany)* 144A	1,289	73
zooplus AG (Germany)*	196	42

		974

Consumer Staples — 8.1%
Anheuser-Busch InBev SA (Belgium)	297	31
Danone SA (France)	1,025	82
Davide Campari-Milano SpA (Italy)	7,496	54
Kao (Japan)	891	65
M Dias Branco SA (Brazil)	2,873	53
Nestle SA (Switzerland)	1,081	86
Reckitt Benckiser Group PLC (United Kingdom)	734	58
Treasury Wine Estates (Australia)	5,909	80

		509

Energy — 0.4%
Inpex (Japan)	2,351	28

		28

Financials — 15.9%
AIA Group (China)	11,709	97
Burford Capital (United Kingdom)	3,296	47
Cerved Information Solutions SpA (Italy)	3,289	43
Danske Bank A/S (Denmark)	1,203	48
DBS Group Holdings (Singapore)	2,200	47
Equity Group Holdings (Kenya)	83,757	37
Erste Group Bank AG (Austria)	1,693	86
HDFC Bank, ADR (India)	1,125	110
Intrum Justitia AB (Sweden)	1,233	38
Nihon M&A Center (Japan)	1,399	91
ORIX (Japan)	4,138	73
Ping An Insurance Group of China, Cl H (China)	12,719	134
Srisawad PCL (Thailand)	35,405	69
Sumitomo Mitsui Financial Group (Japan)	1,693	73

		993

Healthcare — 11.5%
Ambu A/S, Cl B (Denmark)	2,043	40
Clinigen Group PLC (United Kingdom)	4,362	56
CYBERDYNE (Japan)*	1,893	28
GN Store Nord A/S (Denmark)	1,419	49
Grifols SA (Spain)	2,782	76
Hypera SA (Brazil)	5,794	62
ICON PLC (Ireland)*	597	68
M3 (Japan)	1,658	64
Medy-Tox (South Korea)	116	64
NMC Health PLC (United Arab Emirates)	1,794	85
Roche Holding AG (Switzerland)	101	23

	Number of Shares	Value (000)

Sysmex (Japan)	762	$63
Vitrolife AB (Sweden)	565	39

		717

Industrials — 13.3%
Aeroports de Paris (France)	243	49
Ashtead Group PLC (United Kingdom)	3,005	87
Atlas Copco AB, Cl A (Sweden)	1,391	59
Canadian National Railway (Canada)	643	50
dormakaba Holding AG (Switzerland)*	56	51
en-japan (Japan)	1,616	92
Hexagon AB, Cl B (Sweden)	1,251	73
Kingspan Group PLC (Ireland)	980	41
Nidec (Japan)	802	128
Rational AG (Germany)	57	37
SMC (Japan)	202	84
VAT Group AG (Switzerland)* 144A	280	45
Wizz Air Holdings PLC (Hungary)* 144A	751	37

		833

Information Technology — 23.9%
Alibaba Group Holding, ADR (China)*	903	168
ASML Holding NV (Netherlands)	613	120
Broadcom (Singapore)	202	50
Dassault Systemes SA (France)	351	45
Keyence (Japan)	146	88
LINE, ADR (Japan)*	2,134	85
MercadoLibre (Argentina)	168	65
NCSoft (South Korea)	123	43
Nintendo, ADR (Japan)	1,617	92
NXP Semiconductors NV (Netherlands)*	681	85
Orbotech (Israel)*	742	41
SAP SE, ADR (Germany)	694	73
STMicroelectronics NV (Netherlands)	1,826	42
Temenos Group AG (Switzerland)*	411	48
Tencent Holdings (China)	3,936	215
Venture (Singapore)	3,173	65
Wirecard AG (Germany)	1,010	120
Worldline SA (France)* 144A	1,023	52

		1,497

Materials — 2.4%
Agnico Eagle Mines (Canada)	2,355	90
CRH PLC, ADR (Ireland)	1,823	60

		150

Real Estate — 3.9%
Central Pattana PCL (Thailand)	19,069	51
Grand City Properties SA (Luxembourg)	2,181	49
Nexity SA (France)*	785	49
VIB Vermoegen AG (Germany)	1,131	29
Yanlord Land Group (Singapore)	55,716	69

		247

Telecommunication Services — 2.2%
Safaricom (Kenya)	252,654	74
SoftBank Group (Japan)	739	61

		135

Total Foreign Common Stocks (Cost $4,219)		6,083

See Notes to Schedules of Investments.

PNC International Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 0.7%
iShares STOXX Europe 600 Banks UCITS ETF DE†	1,905	$42

Total Exchange-Traded Fund (Cost $36)		42

AFFILIATED MONEY MARKET FUND — 2.8%
PNC Government Money Market Fund, Class I Shares 1.230%† (A)	171,623	172

Total Affiliated Money Market Fund (Cost $172)		172

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.7% (Cost $4,427)		6,297

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Affiliated Money Market Fund — 0.7%
PNC Government Money Market Fund, Class I Shares 1.230%† (A)	45,880	46

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (A)	5,098	5

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $51)		51

TOTAL INVESTMENTS — 101.5% (Cost $4,478)		6,348

Liabilities in Excess of Other Assets — (1.5)%		(92)

TOTAL NET ASSETS — 100.0%		$6,256

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $48(000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $292 (000) and represents 4.7% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$172	$–	$–	$172

Exchange-Traded Funds	–	42	–	42

Foreign Common Stocks:

Argentina	65	–	–	65

Australia	–	80	–	80

Austria	–	86	–	86

Belgium	–	31	–	31

Brazil	115	–	–	115

Canada	262	–	–	262

China	242	446	–	688

Denmark	40	97	–	137

France	–	407	–	407

Germany	135	273	–	408

Hungary	–	37	–	37

India	110	–	–	110

Ireland	127	42	–	169

Israel	41	–	–	41

Italy	–	97	–	97

Japan	326	938	–	1,264

Kenya	36	75	–	111

Luxembourg	–	49	–	49

Netherlands	247	–	–	247

Norway	–	51	–	51

Singapore	50	181	–	231

South Korea	–	107	–	107

Spain	–	118	–	118

Sweden	–	209	–	209

Switzerland	–	281	–	281

Taiwan	–	81	–	81

Thailand	–	120	–	120

United Arab Emirates	–	85	–	85

United Kingdom	55	341	–	396
Short-Term Investments Purchased With Collateral From Securities Loaned	51	–	–	51

Total Assets - Investments in Securities	$2,074	$4,274	$–	$6,348

The value of securities that were transferred from Level 1 to Level 2 as of February 28, 2018 is $312 (000). The securities were transferred from Level 1 to Level 2 as a result of foreign equities that are fair value adjusted as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

The value of securities that were transferred from Level 2 to Level 1 as of February 28, 2018 is $115 (000). The securities were transferred from Level 2 to Level 1 as a result of foreign equities that are valued based on quoted prices as of February 28, 2018. (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

PNC International Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

At February 28, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Value (000)

Foreign Common Stocks

Japan	20.2%	$1,264

China	11.0	688

Germany	6.5	408

France	6.5	407

United Kingdom	6.3	396

Switzerland	4.5	281

Canada	4.2	262

Netherlands	3.9	247

Singapore	3.7	231

Sweden	3.3	209

Ireland	2.7	169

Denmark	2.2	137

Thailand	1.9	120

Spain	1.9	118

Brazil	1.8	115

Kenya	1.8	111

India	1.8	110

South Korea	1.7	107

Italy	1.5	97

Austria	1.4	86

United Arab Emirates	1.4	85

Taiwan	1.3	81

Australia	1.3	80

Argentina	1.0	65

Norway	0.8	51

Luxembourg	0.8	49

Israel	0.7	41

Hungary	0.6	37

Belgium	0.5	31

Total Foreign Common Stocks	97.2	6,083

Exchange-Traded Fund	0.7	42

Affiliated Money Market Fund	2.8	172

Total Investments Before Collateral for Loaned Securities	100.7	6,297

Short-Term Investments Purchased With Collateral From Securities Loaned	0.8	51

Total Investments	101.5	6,348

Liabilities in Excess of Other Assets	(1.5)	(92)

Total Net Assets	100.0%	$6,256

See Notes to Schedules of Investments.

PNC Multi-Factor All Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.2%
Consumer Discretionary — 24.3%
AMC Networks, Cl A*	925	$49
American Axle & Manufacturing Holdings*	2,912	43
American Eagle Outfitters	2,657	51
Asbury Automotive Group*	786	52
Best Buy	739	53
Big Lots	900	51
BorgWarner	924	45
Burlington Stores*	415	51
Carnival (Panama)	760	51
Carter’s	429	50
Children’s Place	350	50
Columbia Sportswear	707	53
Cooper-Standard Holdings*	415	51
D.R. Horton	985	41
Darden Restaurants	518	48
Dollar General	546	52
Dollar Tree*	468	48
Fiat Chrysler Automobiles NV (Netherlands)*	2,747	58
Five Below*	743	50
Foot Locker	1,074	49
General Motors	1,185	47
Gentex	2,348	53
Group 1 Automotive	695	48
Hanesbrands	2,404	47
KB Home	1,568	43
Lear	283	53
Lennar, Cl A	793	45
LGI Homes*	658	37
Lowe’s	544	49
Magna International (Canada)	864	47
MarineMax*	2,606	54
Marriott International, Cl A	370	52
MDC Holdings	1,579	44
Monarch Casino & Resort*	1,168	49
Norwegian Cruise Line Holdings (Bermuda)*	943	54
Omnicom Group	689	52
Party City Holdco*	3,716	54
Penn National Gaming*	1,609	43
Penske Automotive Group	1,045	48
Ross Stores	627	49
Royal Caribbean Cruises (Liberia)	418	53
ServiceMaster Global Holdings*	980	50
Skechers USA, Cl A*	1,312	54
Thor Industries	330	43
Time Warner	553	51
Toll Brothers	1,042	46
Tractor Supply	673	44
Vail Resorts	235	48
Visteon*	396	49
Winnebago Industries	883	38
		2,440

Consumer Staples — 3.9%
Constellation Brands, Cl A	221	48
CVS Health	692	47
Ingredion	364	48
Nomad Foods (Virgin Islands)*	3,005	49
Performance Food Group*	1,523	47
Sprouts Farmers Market*	2,069	53
Tyson Foods, Cl A	619	46

	Number of Shares	Value (000)

US Foods Holding*	1,592	$53
		391

Energy — 1.0%
McDermott International (Panama)*	7,569	55
PBF Energy, Cl A	1,429	42
		97

Financials — 23.6%
Aflac	573	51
Ally Financial	1,719	48
American Equity Investment Life Holding	1,615	49
American Financial Group	463	52
Annaly Capital Management REIT	4,206	42
Associated Banc-Corp	1,960	48
Bank of the Ozarks	1,036	52
BNY Mellon	913	52
BofI Holding*	1,741	65
Cathay General Bancorp	1,180	49
Chemical Financial	936	52
Citizens Financial Group	1,192	52
CNO Financial Group	2,045	46
Credicorp (Bermuda)	245	53
Credit Acceptance*	156	49
Discover Financial Services	653	52
E*TRADE Financial*	1,017	53
Eagle Bancorp*	861	53
Enterprise Financial Services	1,112	52
Essent Group (Bermuda)*	1,156	52
Evercore, Cl A	559	52
Federated Investors, Cl B	1,394	45
First Busey	1,669	50
First Financial Bancorp	1,790	49
Franklin Financial Network*	1,479	46
Great Western Bancorp	1,255	51
Heritage Commerce	3,238	51
Hope Bancorp	2,738	49
Houlihan Lokey	1,105	51
Investors Bancorp	3,611	49
Lakeland Bancorp	2,573	49
LegacyTexas Financial Group	1,187	50
MB Financial	1,133	47
Mercantile Bank	1,397	46
NMI Holdings, Cl A*	2,922	58
Primerica	492	48
Prudential Financial	438	47
Raymond James Financial	563	52
Reinsurance Group of America	328	50
Seacoast Banking Corporation of Florida*	1,980	52
Sun Life Financial (Canada)	1,199	49
Synovus Financial	1,043	51
Torchmark	555	47
United Community Banks	1,781	55
Unum Group	901	46
Washington Federal	1,464	51
Wintrust Financial	633	54
		2,367

Healthcare — 7.3%
Amgen	289	53
AMN Healthcare Services*	1,031	57
Baxter International	779	53

See Notes to Schedules of Investments.

PNC Multi-Factor All Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Biogen*	158	$46
Bioverativ*	936	98
Centene*	480	49
Exelixis*	1,634	42
Express Scripts Holding*	674	51
ICON PLC (Ireland)*	446	51
Masimo*	590	52
Medpace Holdings*	1,444	46
Pfizer	1,390	50
United Therapeutics*	338	39
WellCare Health Plans*	250	48
		735

Industrials — 14.2%
Air Lease	1,047	46
Beacon Roofing Supply*	788	42
Boeing	171	62
Cintas	317	54
EMCOR Group	613	47
Fortune Brands Home & Security	728	44
Hawaiian Holdings	1,261	45
HEICO	674	58
Huntington Ingalls Industries	206	54
ICF International*	951	54
InnerWorkings*	4,972	46
KAR Auction Services	997	54
Korn/Ferry International	1,207	51
Latam Airlines Group SA, ADR (Chile)*	3,631	59
ManpowerGroup	407	48
Masonite International (Canada)*	686	42
NCI Building Systems*	2,606	42
Northrop Grumman	165	58
On Assignment*	790	61
Patrick Industries*	724	44
Republic Services	751	50
Spirit AeroSystems Holdings, Cl A	594	54
Sunrun*	8,305	56
Tetra Tech	1,044	51
TriNet Group*	1,142	54
Triton International (Bermuda)*	1,386	39
Waste Management	586	51
XPO Logistics*	554	54
		1,420

Information Technology — 16.3%
Accenture PLC, Cl A (Ireland)	341	55
Advanced Energy Industries*	734	49
Alphabet, Cl A*	47	52
Apple	302	54
Applied Materials	978	56
CACI International, Cl A*	380	57
Care.com*	2,773	50
Cirrus Logic*	967	43
Citrix Systems*	570	52
DXC Technology	532	55
Entegris	1,642	54
Euronet Worldwide*	601	51
Extreme Networks*	4,000	46
Genpact (Bermuda)	1,643	51
Hackett Group	3,236	58
Ichor Holdings (Cayman Islands)*	2,047	53

	Number of Shares	Value (000)

Intel	1,094	$54
KLA-Tencor	469	53
Lam Research	272	52
Micron Technology*	1,210	59
MKS Instruments	528	59
Momo, ADR (Cayman Islands)*	2,013	66
Motorola Solutions	550	58
Oclaro*	7,328	53
Orbotech (Israel)*	1,005	55
Paychex	740	48
Qualys*	842	62
SolarEdge Technologies*	1,332	67
TE Connectivity (Switzerland)	530	55
Teradyne	1,188	54
		1,631

Materials — 4.1%
Berry Global Group*	859	47
Kinross Gold (Canada)*	11,758	42
Kraton*	1,028	44
Louisiana-Pacific	1,906	54
Norbord (Canada)	1,495	50
Trinseo SA (Luxembourg)	688	55
Vale SA, ADR (Brazil)	4,151	57
Warrior Met Coal	1,969	61
		410

Real Estate — 0.5%
CBRE Group, Cl A*	1,150	54

Telecommunication Services — 0.5%
T-Mobile USA*	786	48

Utilities — 0.5%
FirstEnergy	1,661	54

Total Common Stocks (Cost $9,065)		9,647

MASTER LIMITED PARTNERSHIPS — 2.2%
Energy — 1.7%
EQT Midstream Partners LP	658	40
Noble Midstream Partners LP	994	48
Rice Midstream Partners LP	2,378	45
Tallgrass Energy Partners LP	1,092	42
		175

Financials — 0.5%
Apollo Global Management LLC, Cl A	1,519	50

Total Master Limited Partnerships (Cost $252)		225

EXCHANGE-TRADED FUND — 1.0% iShares Russell 3000 ETF†	624	100

Total Exchange-Traded Fund (Cost $100)		100

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	108,986	$109

Total Affiliated Money Market Fund (Cost $109)		109

TOTAL INVESTMENTS — 100.5% (Cost $9,526)		10,081

Liabilities in Excess of Other Assets — (0.5)%		(52)

TOTAL NET ASSETS — 100.0%		$10,029

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$ 109	$ –	$ –	$109

Common Stocks	9,647	–	–	9,647

Exchange-Traded Fund	100	–	–	100

Master Limited Partnerships	225	–	–	225

Total Assets - Investments in Securities	$ 10,081	$ –	$ –	$10,081

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 19.9%
Amazon.com*	1,557	$2,355
AutoZone*	952	633
BorgWarner	13,103	643
Burlington Stores*	3,699	454
Carter’s	1,942	227
Choice Hotels International	2,797	221
D.R. Horton	13,237	555
Darden Restaurants	7,015	647
Dollar General	14,773	1,397
Dollar Tree*	12,757	1,309
Home Depot	9,725	1,773
Lear	3,809	711
Lowe’s	19,922	1,785
Marriott International, Cl A	10,104	1,427
Mohawk Industries*	5,013	1,202
NVR*	194	551
Ross Stores	17,129	1,338
ServiceMaster Global Holdings*	4,236	217
Skechers USA, Cl A*	5,656	231
Thor Industries	2,933	378
Toll Brothers	4,181	183
Tractor Supply	6,002	390
Vail Resorts	2,100	432
Visteon*	1,711	212
Wyndham Worldwide	5,863	679
		19,950

Consumer Staples — 5.5%
Brown-Forman, Cl B	20,130	1,405
Church & Dwight	13,634	671
Constellation Brands, Cl A	6,079	1,310
Estee Lauder, Cl A	10,831	1,500
Pilgrim’s Pride*	14,258	359
Sprouts Farmers Market*	8,942	230
		5,475

Financials — 12.0%
Allstate	13,158	1,214
Ameriprise Financial	10,760	1,683
Bank of the Ozarks	4,475	223
Credit Acceptance*	674	212
East West Bancorp	7,352	482
FactSet Research Systems	2,335	475
Federated Investors, Cl B	12,411	404
Raymond James Financial	7,615	706
S&P Global	8,218	1,576
SEI Investments	9,491	691
SVB Financial Group*	2,872	715
T. Rowe Price Group	13,043	1,460
Visa, Cl A	16,108	1,980
Western Alliance Bancorp*	3,500	205
		12,026

Healthcare — 7.4%
Amgen	10,548	1,938
Baxter International	21,288	1,443
Bioverativ*	4,047	424
Bruker	6,476	199
Centene*	6,538	663
Charles River Laboratories International*	1,992	212
Exelixis*	22,118	571

	Number of Shares	Value (000)

Intuitive Surgical*	3,745	$1,597
WellCare Health Plans*	2,223	431
		7,478

Industrials — 15.1%
Air Lease	4,545	198
Allison Transmission Holdings	4,613	183
Boeing	6,232	2,257
Cintas	4,367	745
FedEx	7,432	1,831
Fortune Brands Home & Security	6,545	397
HEICO	2,919	250
Huntington Ingalls Industries	1,819	477
Illinois Tool Works	11,037	1,782
Nordson	3,070	412
Northrop Grumman	6,033	2,112
Stanley Black & Decker	8,118	1,292
Toro	3,348	213
TransUnion*	8,487	484
United Rentals*	3,945	691
Waste Management	16,011	1,382
XPO Logistics*	4,946	487
		15,193

Information Technology — 33.2%
Accenture PLC, Cl A (Ireland)	11,990	1,930
Adobe Systems*	10,522	2,200
Alphabet, Cl A*	1,747	1,929
Alphabet, Cl C*	1,760	1,944
Amphenol, Cl A	15,599	1,426
Apple	10,867	1,936
Applied Materials	35,722	2,057
Arista Networks*	2,850	769
Automatic Data Processing	15,734	1,814
Citrix Systems*	7,760	714
Coherent*	764	160
DXC Technology	14,548	1,492
Facebook, Cl A*	10,365	1,848
Genpact (Bermuda)	6,610	207
KLA-Tencor	6,151	697
Lam Research	7,426	1,425
Micron Technology*	33,648	1,642
Motorola Solutions	7,422	788
NVIDIA	9,354	2,264
ON Semiconductor*	21,347	511
Paychex	20,192	1,315
Take-Two Interactive Software*	6,249	699
Teradyne	11,014	500
Texas Instruments	17,663	1,914
Total System Services	8,587	755
Western Union	23,612	468
		33,404

Materials — 1.7%
Avery Dennison	3,993	472
Berry Global Group*	7,672	417
Chemours	8,890	423
Huntsman	13,479	435
		1,747

Real Estate — 0.9%
CBRE Group, Cl A*	15,535	726

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — continued
CubeSmart REIT	7,532	$202
		928

Telecommunication Services — 1.7%
T-Mobile USA*	28,778	1,744

Total Common Stocks (Cost $82,445)		97,945

EXCHANGE-TRADED FUND — 1.0% iShares Russell 1000 Growth ETF†	7,086	994
Total Exchange-Traded Fund (Cost $928)		994

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	1,577,290	1,577

Total Affiliated Money Market Fund (Cost $1,577)		1,577

TOTAL INVESTMENTS — 100.0% (Cost $84,950)		100,516
Liabilities in Excess of Other Assets — 0.0%		(26)
TOTAL NET ASSETS — 100.0%		$100,490

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Affiliated Money Market Fund	$1,577	$–	$–	$1,577

Common Stocks	97,945	–	–	97,945

Exchange-Traded Fund	994	–	–	994

Total Assets - Investments in Securities	$100,516	$–	$–	$100,516

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 96.7%
Consumer Discretionary — 14.4%
Adient PLC (Ireland)	5,558	$345
AutoNation*	4,162	209
BorgWarner	12,978	637
Carnival (Panama)	27,038	1,809
Cinemark Holdings	6,167	262
Discovery Communications, Cl A*	18,442	448
Foot Locker	9,330	428
Ford Motor	144,217	1,530
General Motors	43,733	1,721
Gentex	20,013	454
Lear	3,750	700
Michaels*	9,947	229
Newell Brands	43,389	1,115
Norwegian Cruise Line Holdings (Bermuda)*	12,457	709
Penske Automotive Group	4,250	195
PVH	4,831	697
Royal Caribbean Cruises (Liberia)	11,216	1,420
Sally Beauty Holdings*	11,345	191
Signet Jewelers (Bermuda)	3,714	187
Skechers USA, Cl A*	11,505	471
Time Warner	19,715	1,833
Toll Brothers	9,125	400

		15,990

Consumer Staples — 9.7%
CVS Health	24,803	1,680
General Mills	30,357	1,535
Hormel Foods	36,733	1,192
Ingredion	4,770	623
J.M. Smucker	5,325	673
Kellogg	19,882	1,316
Kimberly-Clark	15,039	1,668
Pilgrim’s Pride*	13,984	352
Tyson Foods, Cl A	16,534	1,230
US Foods Holding*	14,711	491

		10,760

Energy — 0.2%
PBF Energy, Cl A	6,047	177

Financials — 30.6%
Aflac	20,418	1,815
AGNC Investment REIT	21,801	391
Ally Financial	22,826	637
American Financial Group	6,136	692
Annaly Capital Management REIT	55,945	561
Associated Banc-Corp	7,341	181
Athene Holding, Cl A (Bermuda)*	8,536	403
Bank of the Ozarks	9,090	453
BankUnited	5,066	204
BB&T	35,925	1,953
BNY Mellon	33,419	1,906
Capital One Financial	18,024	1,765
Chimera Investment REIT	11,387	191
Citigroup	24,148	1,823
Citizens Financial Group	32,626	1,419
Credit Acceptance*	1,426	449
Discover Financial Services	17,472	1,377
E*TRADE Financial*	13,964	729
East West Bancorp	7,244	475
Federated Investors, Cl B	12,202	398

	Number	Value
	of Shares	(000)

Fifth Third Bancorp	44,246	$1,462
Huntington Bancshares	92,498	1,452
KeyCorp	66,466	1,404
Legg Mason	5,074	203
Lincoln National	17,487	1,332
OneMain Holdings*	8,238	253
People’s United Financial	23,364	447
Popular (Puerto Rico)	6,006	252
Principal Financial Group	18,971	1,182
Prudential Financial	15,773	1,677
Raymond James Financial	7,449	691
Regions Financial	77,852	1,511
Reinsurance Group of America	4,424	680
Santander Consumer USA Holdings	23,766	389
Synchrony Financial	34,713	1,263
Synovus Financial	8,599	424
Torchmark	7,557	645
Two Harbors Investment REIT	13,070	192
Unum Group	12,142	619

		33,900

Healthcare — 12.6%
Amgen	10,295	1,892
Biogen*	5,623	1,625
Cardinal Health	21,767	1,506
Centene*	12,952	1,314
Express Scripts Holding*	24,068	1,816
HCA Healthcare	15,286	1,517
LifePoint Health*	4,266	197
Mallinckrodt PLC (Ireland)*	9,318	155
McKesson	8,588	1,281
Pfizer	49,708	1,805
United Therapeutics*	2,958	343
WellCare Health Plans*	2,316	449

		13,900

Industrials — 7.2%
Air Lease	4,625	202
Alaska Air Group	8,965	578
Copa Holdings SA, Cl A (Panama)	1,567	213
Cummins	7,633	1,284
Delta Air Lines	31,935	1,721
Fortune Brands Home & Security	9,721	590
Ingersoll-Rand PLC (Ireland)	15,025	1,334
JetBlue Airways*	19,531	411
ManpowerGroup	3,316	393
Owens Corning	7,253	590
Spirit AeroSystems Holdings, Cl A	7,647	698

		8,014

Information Technology — 9.3%
Cisco Systems	46,923	2,101
Intel	39,075	1,926
Jabil	8,143	221
Juniper Networks	23,260	597
Micron Technology*	44,141	2,154
Motorola Solutions	7,364	782
ON Semiconductor*	22,069	528
Teradyne	10,381	471
Western Digital	16,774	1,460

		10,240

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — 5.9%
Alcoa*	12,361	$556
Cabot	3,453	208
Crown Holdings*	7,839	391
Eastman Chemical	7,209	729
Freeport-McMoRan*	70,901	1,319
Huntsman	13,251	427
LyondellBasell Industries NV, Cl A (Netherlands)	16,332	1,767
Owens-Illinois*	9,637	208
Platform Specialty Products*	21,238	222
Steel Dynamics	15,270	706

		6,533

Real Estate — 0.8%
CBRE Group, Cl A*	15,228	712
Realogy Holdings	8,058	206

		918

Telecommunication Services — 3.1%
AT&T	46,244	1,679
T-Mobile USA*	28,342	1,718

		3,397

Utilities — 2.9%
FirstEnergy	21,974	710
PG&E	30,185	1,240
Xcel Energy	28,064	1,215

		3,165

Total Common Stocks (Cost $100,051)		106,994

EXCHANGE-TRADED FUND — 1.5% iShares Russell 1000 Value ETF†	13,500	1,658

Total Exchange-Traded Fund (Cost $1,662)		1,658

	Number	Value
	of Shares	(000)
AFFILIATED MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 1.230%† (A)	1,840,241	$1,840

Total Affiliated Money Market Fund (Cost $1,840)		1,840

TOTAL INVESTMENTS — 99.8% (Cost $103,553)		110,492

Other Assets in Excess of Liabilities — 0.2%		166

TOTAL NET ASSETS — 100.0%		$110,658

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Affiliated Money Market Fund	$1,840	$–	$–	$1,840

Common Stocks	106,994	–	–	106,994

Exchange-Traded Fund	1,658	–	–	1,658

Total Assets - Investments in Securities	$110,492	$–	$–	$110,492

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 13.7%
Adtalem Global Education*	63,314	$2,916
American Axle & Manufacturing Holdings*	203,131	2,998
Bright Horizons Family Solutions*	86,377	8,255
Cavco Industries*	32,109	5,109
Churchill Downs	39,797	10,276
Dana	205,769	5,467
Installed Building Products*	63,314	3,783
Liberty Ventures, Cl A*	81,403	4,357
Penske Automotive Group	74,344	3,405
Pinnacle Entertainment*	159,281	4,805
Red Rock Resorts, Cl A	186,323	6,242
Stars Group (Canada)*	139,679	3,834
Taylor Morrison Home, Cl A*	283,553	6,363

		67,810

Consumer Staples — 1.3%
Central Garden & Pet, Cl A*	66,026	2,393
Fresh Del Monte Produce (Cayman Islands)	43,498	2,030
SpartanNash	124,365	2,086

		6,509

Energy — 3.6%
Carrizo Oil & Gas*	238,048	3,345
CVR Energy#	180,197	5,338
GasLog (Bermuda)	222,501	3,671
Matador Resources*	120,143	3,467
Par Pacific Holdings*	109,599	1,865

		17,686

Financials — 16.6%
BankUnited	119,981	4,825
Cathay General Bancorp	116,780	4,795
CenterState Bank	113,060	3,080
CNO Financial Group	132,507	2,987
Employers Holdings	59,827	2,342
Essent Group (Bermuda)*	82,307	3,711
First Busey	137,932	4,090
First Financial Bancorp	157,832	4,293
First Horizon National	230,958	4,400
First Merchants	82,307	3,402
Guaranty Bancorp	172,756	4,742
Hancock Holding	47,322	2,446
Invesco Mortgage Capital REIT	276,319	4,247
MGIC Investment*	281,294	3,879
Old National Bancorp	266,369	4,528
Provident Financial Services	139,577	3,473
South State	67,836	5,881
Sterling Bancorp	107,181	2,492
United Bankshares	145,597	5,169
Wintrust Financial	39,346	3,325
WSFS Financial	81,403	3,883

		81,990

Healthcare — 15.8%
Acceleron Pharma*	70,613	2,961
Akebia Therapeutics*	255,198	3,649
Avexis*	30,892	3,822
Bluebird Bio*	17,185	3,454
Cantel Medical	63,061	7,335
Catalent*	80,951	3,380
Clovis Oncology*	40,701	2,363

	Number	Value
	of Shares	(000)

Cotiviti Holdings*	61,740	$2,069
Dyax* (A) Δ	51,786	58
Encompass Health	80,498	4,287
ICON PLC (Ireland)*	21,708	2,460
ICU Medical*	16,281	3,765
Inovalon Holdings, Cl A*#	154,086	1,849
Ironwood Pharmaceuticals*	129,520	1,839
Ligand Pharmaceuticals*	17,185	2,610
Medidata Solutions*	31,048	2,039
PRA Health Sciences*	92,709	7,788
Providence Service*	47,485	3,018
Sarepta Therapeutics*	62,861	3,946
Supernus Pharmaceuticals*	118,940	4,627
Vanda Pharmaceuticals*	183,146	3,452
Vericel*	514,614	4,117
Vocera Communications*	120,295	3,308

		78,196

Industrials — 11.4%
Alamo Group	27,150	3,018
Barnes Group	75,976	4,582
Comfort Systems USA	103,562	4,251
Curtiss-Wright	42,058	5,677
HEICO	71,792	6,145
Moog, Cl A*	85,925	7,203
Multi-Color	42,058	2,664
RBC Bearings*	32,562	3,924
Regal Beloit	53,816	3,891
Rexnord*	151,501	4,391
TriNet Group*	117,798	5,557
WESCO International*	77,319	4,813

		56,116

Information Technology — 16.7%
Alteryx, Cl A*	155,119	5,304
Aspen Technology*	31,657	2,446
Box, Cl A*	230,190	5,538
CACI International, Cl A*	19,899	2,966
CoreLogic*	85,925	3,910
Entegris	143,812	4,775
Envestnet*	50,198	2,766
EPAM Systems*	34,542	3,907
Littelfuse	26,230	5,443
Match Group*#	141,098	5,651
MKS Instruments	41,606	4,633
Novanta (Canada)*	85,364	4,768
Qualys*	63,314	4,688
RealPage*	120,748	6,309
Silicon Laboratories*	54,722	5,116
Tech Data*	53,364	5,515
Virtusa*	109,771	5,238
Vishay Intertechnology	203,056	3,736

		82,709

Materials — 9.0%
Allegheny Technologies*	105,372	2,730
Boise Cascade	120,748	4,866
Carpenter Technology	78,690	4,009
Commercial Metals	136,024	3,305
Ferro*	166,876	3,570
HB Fuller	89,543	4,512
Innophos Holdings	99,041	4,116

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Minerals Technologies	53,816	$3,697
Owens-Illinois*	211,648	4,563
PolyOne	71,453	2,952
Silgan Holdings	215,112	6,120

		44,440

Real Estate — 4.7%
Agree Realty REIT	112,607	5,304
CorEnergy Infrastructure Trust REIT#	86,377	3,098
InfraREIT	148,787	2,773
PotlatchDeltic REIT	126,627	6,477
PS Business Parks REIT	23,969	2,657
Summit Hotel Properties REIT	230,189	3,032

		23,341

Telecommunication Services — 2.0%
Boingo Wireless*	200,794	5,315
Telecom Argentina SA, ADR (Argentina)	131,637	4,385

		9,700

Utilities — 2.9%
NRG Yield, Cl C	157,379	2,463
ONE Gas	67,384	4,285
Pampa Energia SA, ADR (Argentina)*	37,972	2,405
SJW Group	51,103	2,705
Southwest Gas Holdings	40,701	2,681

		14,539

Total Common Stocks
(Cost $412,783)		483,036

MASTER LIMITED PARTNERSHIP — 0.7%
Energy — 0.7%
Hi-Crush Partners LP#	307,604	3,614

Total Master Limited Partnership
(Cost $4,119)		3,614

AFFILIATED MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund, Class I Shares 1.230%† (B)	4,990,075	4,990

Total Affiliated Money Market Fund (Cost $4,990)		4,990

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $421,892)		491,640

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.4%
Affiliated Money Market Fund — 3.1%
PNC Government Money Market Fund, Class I Shares 1.230%† (B)	15,407,803	$15,408

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (B)	1,711,978	1,712

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $17,120)		17,120

TOTAL INVESTMENTS — 102.8% (Cost $439,012)		508,760

Liabilities in Excess of Other Assets — (2.8)%		(14,005)

TOTAL NET ASSETS — 100.0%		$494,755

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $16,430 (000).
(A)	Illiquid Security. Total value of illiquid securities is $58 (000) and represents less than 0.1% of total net assets as of February 28, 2018.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$4,990	$–	$–	$4,990

Common Stocks	482,978	–	58	483,036

Master Limited Partnership	3,614	–	–	3,614

Short-Term Investments Purchased With Collateral From Securities Loaned	17,120	–	–	17,120

Total Assets - Investments in Securities	$508,702	$–	$58	$508,760

There were no transfers between Levels during the nine-month period ended February 28, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the nine-month period February 28, 2018.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 16.6%
American Axle & Manufacturing Holdings*	62,404	$921
At Home Group*	32,843	972
Bright Horizons Family Solutions*	17,654	1,687
Camping World Holdings, Cl A	19,432	812
Cavco Industries*	9,578	1,524
Churchill Downs	8,210	2,120
Dana	40,234	1,069
Deckers Outdoor*	14,643	1,385
Five Below*	20,664	1,382
Fox Factory Holding*	53,507	2,009
Grand Canyon Education*	17,789	1,746
Gray Television*	51,456	710
LCI Industries	6,842	748
Lithia Motors, Cl A	8,896	924
Loral Space & Communications*	22,579	1,000
Pinnacle Entertainment*	51,455	1,553
SodaStream International (Israel)*	25,454	2,060
Taylor Morrison Home, Cl A*	56,517	1,268
Winnebago Industries	25,864	1,126

		25,016

Consumer Staples — 2.3%
Calavo Growers	17,379	1,483
J&J Snack Foods	7,938	1,066
Nomad Foods (Virgin Islands)*	57,203	938

		3,487

Energy — 1.8%
Carrizo Oil & Gas*	44,886	631
Matador Resources*	38,180	1,102
SRC Energy*	117,416	1,041

		2,774

Financials — 4.0%
BankUnited	27,642	1,112
Chemical Financial	17,242	952
Essent Group (Bermuda)*	23,948	1,080
First Busey	32,296	957
International Bancshares	31,202	1,206
MB Financial	18,338	752

		6,059

Healthcare — 25.9%
Acceleron Pharma*	26,276	1,102
Amicus Therapeutics*	86,762	1,194
Blueprint Medicines*	9,716	841
Cantel Medical	27,642	3,215
Catalent*	45,707	1,908
Charles River Laboratories International*	11,495	1,225
Chemed	6,979	1,812
Corcept Therapeutics*	48,171	732
Cotiviti Holdings*	29,559	991
Dyax* (A) Δ	28,169	31
Encompass Health	44,065	2,347
Exact Sciences*	26,411	1,178
ICON PLC (Ireland)*	14,232	1,613
Immunomedics*	72,942	1,233
Innoviva*	81,014	1,257
Insulet*	10,674	802
Integra LifeSciences Holdings*	26,547	1,400
Ligand Pharmaceuticals*	12,452	1,891

	Number of Shares	Value (000)

Masimo*	12,043	$1,054
Medidata Solutions*	16,148	1,060
Merit Medical Systems*	34,349	1,563
MiMedx Group*#	29,387	208
Nektar Therapeutics*	19,979	1,729
Neogen*	16,011	933
Omnicell*	32,159	1,404
PRA Health Sciences*	24,221	2,035
Repligen*	41,875	1,436
Sarepta Therapeutics*	26,276	1,649
Supernus Pharmaceuticals*	31,337	1,219

		39,062

Industrials — 13.4%
Avis Budget Group*	26,138	1,181
Barnes Group	32,021	1,931
Beacon Roofing Supply*	23,127	1,224
Brink’s	18,885	1,388
Builders FirstSource*	37,359	717
Comfort Systems USA	38,591	1,584
Curtiss-Wright	15,463	2,087
Deluxe	13,821	981
Generac Holdings*	30,243	1,345
Global Brass & Copper Holdings	21,211	600
Hyster-Yale Materials Handling	14,506	1,033
Insperity	12,863	840
MasTec*	25,179	1,283
Rush Enterprises, Cl A*	31,475	1,338
SP Plus*	30,243	1,089
Teledyne Technologies*	3,831	712
Trex*	9,032	934

		20,267

Information Technology — 24.0%
2U*	15,601	1,291
Advanced Energy Industries*	14,506	962
Alarm.com Holdings*	31,064	1,123
Aspen Technology*	27,779	2,147
CoreLogic*	17,242	785
Entegris	30,928	1,027
EPAM Systems*	14,506	1,641
Euronet Worldwide*	14,506	1,231
ExlService Holdings*	34,349	1,959
Extreme Networks*	63,088	720
Fair Isaac	14,643	2,488
GrubHub*	11,221	1,115
HubSpot*	13,137	1,459
Integrated Device Technology*	34,622	1,050
LogMeIn	12,452	1,439
Methode Electronics	22,716	896
MKS Instruments	16,695	1,859
New Relic*	19,158	1,375
Novanta (Canada)*	34,212	1,911
Proofpoint*	14,643	1,569
Rapid7*	67,877	1,793
RealPage*	51,180	2,674
RingCentral, Cl A*	40,506	2,538
Silicon Laboratories*	12,589	1,177

		36,229

Materials — 5.9%
Domtar	15,328	686

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Ingevity*	11,769	$882
Louisiana-Pacific	28,192	803
Methanex (Canada)	13,685	752
Myers Industries	48,856	926
Neenah	13,275	1,018
Orion Engineered Carbons SA (Luxembourg)	43,791	1,206
Owens-Illinois*	56,792	1,224
Trinseo SA (Luxembourg)	18,063	1,438

		8,935

Real Estate — 2.3%
CorEnergy Infrastructure Trust REIT	36,812	1,320
PotlatchDeltic REIT	14,506	742
RMR Group, Cl A	11,359	713
Ryman Hospitality Properties REIT	9,853	680

		3,455

Telecommunication Services — 1.3%
Boingo Wireless*	71,846	1,902

Utilities — 0.6%
ONE Gas	14,506	922

Total Common Stocks (Cost $116,618)		148,108

MASTER LIMITED PARTNERSHIPS — 1.1%
Energy — 1.1%
Enviva Partners LP	27,096	726
GasLog Partners LP (Marshall Islands)#	43,107	1,013

		1,739

Total Master Limited Partnerships (Cost $1,777)		1,739

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund,
Class I Shares 1.230%† (B)	1,293,088	1,293

Total Affiliated Money Market Fund (Cost $1,293)		1,293

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $119,688)		151,140

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Affiliated Money Market Fund — 0.7%
PNC Government Money Market Fund,
Class I Shares 1.230%† (B)	1,118,961	$1,119

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (B)	124,329	124

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,243)		1,243

TOTAL INVESTMENTS — 100.9% (Cost $120,931)		152,383

Liabilities in Excess of Other Assets — (0.9)%		(1,398)

TOTAL NET ASSETS — 100.0%		$150,985

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,194 (000).
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of total net assets as of February 28, 2018.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$1,293	$–	$–	$1,293

Common Stocks	148,077	–	31	148,108

Master Limited Partnerships	1,739	–	–	1,739

Short-Term Investments Purchased With Collateral From Securities Loaned	1,243	–	–	1,243

Total Assets - Investments in Securities	$152,352	$–	$31	$152,383

There were no transfers between Levels during the nine-month period ended February 28, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the nine-month period February 28, 2018.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.8%
Consumer Discretionary — 9.8%
American Axle & Manufacturing Holdings*	10,344	$153
Bloomin’ Brands	12,010	277
Cooper-Standard Holdings*	1,363	166
Dillard’s, Cl A#	1,862	152
Ethan Allen Interiors	5,391	128
Groupon*	24,332	104
Lithia Motors, Cl A	1,649	171
Meredith	3,326	191
NACCO Industries, Cl A	2,545	105
Pinnacle Entertainment*	7,869	237
Sleep Number*	4,507	155
Stars Group (Canada)*	7,680	211
Steven Madden*	6,752	297
Tailored Brands	5,683	133

		2,480

Consumer Staples — 2.4%
Chefs’ Warehouse*	6,131	138
Cott (Canada)	9,564	139
Nomad Foods (Virgin Islands)*	14,328	235
Universal	1,866	92

		604

Energy — 3.7%
Arch Coal, Cl A	1,388	133
Cosan, Cl A (Bermuda)	13,803	155
GasLog (Bermuda)	5,878	97
Matrix Service*	14,001	200
Renewable Energy Group*	16,692	185
Transportadora de Gas del Sur SA, ADR, Cl B (Argentina)*#	8,128	167

		937

Financials — 33.2%
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	18,579	517
Bank of NT Butterfield & Son (Bermuda)	15,126	690
Banner	4,741	262
Brookline Bancorp	18,540	294
Cadence BanCorp	12,014	329
Camden National	3,507	148
Capstar Financial Holdings*	13,259	252
CoBiz Financial	5,294	100
Community Bank System	3,719	198
CYS Investments REIT	51,192	323
EMC Insurance Group	3,952	103
First Commonwealth Financial	26,057	364
Fulton Financial	21,769	394
Great Western Bancorp	2,751	112
Green Bancorp*	10,393	227
Green Dot, Cl A*	4,825	314
Heartland Financial USA	4,288	229
International Bancshares	10,306	398
Invesco Mortgage Capital REIT	37,815	581
Kinsale Capital Group	3,630	178
Lakeland Bancorp	9,206	176
Lakeland Financial	2,715	123
Meridian Bancorp	12,655	254
MTGE Investment REIT	9,446	161
NMI Holdings, Cl A*	9,607	191
Opus Bank	9,039	254

	Number of Shares	Value (000)

S&T Bancorp	5,440	$215
Seacoast Banking Corporation of Florida*	4,567	120
South State	2,564	222
Umpqua Holdings	6,019	128
Univest Corporation of Pennsylvania	7,432	204
Waterstone Financial	8,427	145
World Acceptance*	2,072	223

		8,429

Healthcare — 6.9%
AMAG Pharmaceuticals*	12,557	264
Arena Pharmaceuticals*	4,984	193
Corcept Therapeutics*	5,697	87
Diplomat Pharmacy*	5,490	114
Dynavax Technologies*	8,736	141
Inovalon Holdings, Cl A*#	13,577	163
MediciNova*#	14,983	157
Medpace Holdings*	2,970	95
Meridian Bioscience	8,217	115
Retrophin*	9,198	230
Simulations Plus	11,745	183

		1,742

Industrials — 12.0%
AAR	7,586	323
ACCO Brands	17,560	222
Argan	3,140	125
Builders FirstSource*	6,751	130
China Yuchai International (Bermuda)	5,818	130
Ennis	11,014	215
Global Brass & Copper Holdings	6,646	188
Greenbrier#	7,094	367
Harsco*	11,599	235
Meritor*	6,572	161
Navigant Consulting*	5,778	115
Textainer Group Holdings (Bermuda)*	10,404	170
Vectrus*	4,917	134
Viad	4,793	250
Wabash National	13,268	290

		3,055

Information Technology — 7.3%
Control4*	3,642	87
Insight Enterprises*	4,714	165
ManTech International, Cl A	6,298	355
NETGEAR*	1,994	111
Plexus*	4,365	263
Radware (Israel)*	11,381	235
Sanmina*	12,114	334
USA Technologies*	20,394	166
Zynga, Cl A*	41,243	143

		1,859

Materials — 5.4%
Braskem SA, ADR (Brazil)	6,699	191
Chase	2,221	231
Clearwater Paper*	3,140	118
Olympic Steel	10,025	226
Orion Engineered Carbons SA (Luxembourg)	10,008	276
SunCoke Energy*	19,285	206

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trinseo SA (Luxembourg)	1,650	$131

		1,379

Real Estate — 8.9%
Ashford Hospitality Trust REIT	64,609	356
CoreSite Realty REIT	1,389	130
DiamondRock Hospitality REIT	34,125	351
Four Corners Property Trust REIT	8,269	182
Monmouth Real Estate Investment REIT	29,437	416
Nam Tai Property (Virgin Islands)#	9,648	132
PotlatchDeltic REIT	5,364	274
RMR Group, Cl A	2,349	148
Select Income REIT	8,558	155
Summit Hotel Properties REIT	8,130	107

		2,251

Telecommunication Services — 1.2%
Boingo Wireless*	4,762	126
Cogent Communications Holdings	4,151	178

		304

Utilities — 5.0%
El Paso Electric	8,585	417
NorthWestern	5,965	305
Otter Tail	2,773	110
SJW Group	3,033	160
Spire	4,288	291

		1,283

Total Common Stocks (Cost $22,630)		24,323

MASTER LIMITED PARTNERSHIPS — 3.7%
Energy — 2.5%
Hess Midstream Partners LP	9,229	184
Hoegh LNG Partners LP (Marshall Islands)#	15,863	276
KNOT Offshore Partners LP (Marshall Islands)	8,045	160

		620

Financials — 1.2%
Carlyle Group LP#	13,291	304

Total Master Limited Partnerships (Cost $958)		924
AFFILIATED MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund, Class I Shares 1.230%† (A)	185,626	186

Total Affiliated Money Market Fund (Cost $186)		186

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $23,774)		25,433

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Affiliated Money Market Fund — 4.6%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	1,161,621	$1,162

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (A)	129,069	129

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,291)		1,291

TOTAL INVESTMENTS — 105.3% (Cost $25,065)		26,724
Liabilities in Excess of Other Assets — (5.3)%		(1,341)
TOTAL NET ASSETS — 100.0%		$25,383

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,252 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Affiliated Money Market Fund	$186	$–	$–	$186

Common Stocks	24,323	–	–	24,323

Master Limited Partnerships	924	–	–	924

Short-Term Investments Purchased With Collateral From Securities Loaned	1,291	–	–	1,291

Total Assets - Investments in Securities	$26,724	$–	$–	$26,724

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 18.0%
Camping World Holdings, Cl A	258,297	$10,797
Dorman Products*	167,198	11,537
Fox Factory Holding*	198,977	7,472
Helen of Troy (Bermuda)*	82,278	7,409
Hooker Furniture	122,608	4,579
Installed Building Products*	183,869	10,986
LCI Industries	172,462	18,850
Lithia Motors, Cl A	190,820	19,824
Madison Square Garden, Cl A*	61,584	15,039
		106,493

Financials — 23.4%
Allegiance Bancshares*	89,626	3,419
AMERISAFE	141,938	7,949
Artisan Partners Asset Management, Cl A	251,341	8,483
Bank of the Ozarks	436,902	21,797
Credit Acceptance*#	74,123	23,326
Diamond Hill Investment Group*	38,211	7,834
Home BancShares	466,437	10,723
LegacyTexas Financial Group	292,681	12,260
National General Holdings	462,180	10,621
PRA Group*	337,594	12,930
RLI	236,183	14,360
Veritex Holdings*	170,018	4,720
		138,422

Healthcare — 7.4%
AMN Healthcare Services*	387,266	21,551
Neogen*	382,524	22,290
		43,841

Industrials — 29.5%
Alamo Group	59,662	6,631
Dycom Industries*	99,633	10,884
EnerSys	156,562	10,911
Exponent	186,977	14,537
HEICO	267,673	22,913
Insperity	295,161	19,274
John Bean Technologies	117,526	13,016
KLX*	155,414	10,518
On Assignment*	277,250	21,262
Patrick Industries*	196,804	12,094
REV Group	375,116	10,128
Universal Forest Products	264,439	8,711
WageWorks*	220,410	11,561
Willdan Group*	91,063	1,910
		174,350

Information Technology — 9.9%
Envestnet*	168,790	9,300
ePlus*	146,718	11,231
RealPage*	151,047	7,892
Tyler Technologies*	75,363	15,307
WEX*	99,470	14,876
		58,606

Materials — 3.4%
Balchem	144,382	10,865
Neenah	118,243	9,063
		19,928

	Number of Shares	Value (000)

Real Estate — 5.8%
Colliers International Group (Canada)	180,653	$11,354
FirstService (Canada)	239,955	16,698
RE/MAX Holdings, Cl A	114,586	6,337
		34,389

Total Common Stocks (Cost $345,585)		576,029

AFFILIATED MONEY MARKET FUND — 3.4%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	19,838,010	19,838

Total Affiliated Money Market Fund (Cost $19,838)		19,838

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.8% (Cost $365,423)		595,867

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Affiliated Money Market Fund — 2.4%
PNC Government Money Market Fund,
Class I Shares 1.230%† (A)	14,155,024	14,155

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio, Institutional Class 1.255% (A)	1,572,781	1,573

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $15,728)		15,728

TOTAL INVESTMENTS — 103.4% (Cost $381,151)		611,595
Liabilities in Excess of Other Assets — (3.4)%		(20,253)
TOTAL NET ASSETS — 100.0%		$591,342

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $15,420 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:

Affiliated Money Market Fund	$19,838	$–	$–	$19,838

Common Stocks	576,029	–	–	576,029

Short-Term Investments Purchased With Collateral From Securities Loaned	15,728	–	–	15,728

Total Assets - Investments in Securities	$611,595	$–	$–	$611,595

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 8.0%
Automotive — 5.0%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4
2.510%, 06/25/24	$55	$54
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	156	156
Fifth Third Auto Trust,
Series 2017-1, Cl A3
1.800%, 02/15/22	95	94
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A
1.800%, 06/15/20	80	80
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	55	54
GM Financial Consumer Automobile Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	65	64
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	200	196
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	260	257
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3
2.120%, 04/18/22	100	99
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4
2.120%, 02/15/23	100	98
		1,152

Credit Cards — 2.1%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	200	197
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	125	123
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4
1.990%, 07/17/23	150	148
		468

Utilities — 0.9%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	208	207

Total Asset-Backed Securities (Cost $1,848)		1,827

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 1.2%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	$270	$268

Total Commercial Mortgage-Backed Security (Cost $277)		268

CORPORATE BONDS — 45.1%
Automotive — 1.3%
Ford Motor
4.346%, 12/08/26	50	49
General Motors
6.600%, 04/01/36	45	52
5.150%, 04/01/38	5	5
General Motors Financial
3.250%, 01/05/23	90	88
Toyota Motor Credit (GMTN)
2.700%, 01/11/23	115	114
		308

Cable — 1.3%
CBS
4.600%, 01/15/45	55	54
NBCUniversal Media LLC
4.375%, 04/01/21	55	57
Scripps Networks Interactive
2.800%, 06/15/20	140	139
Time Warner Cable LLC
4.500%, 09/15/42	50	45
		295

Consumer Discretionary — 1.9%
Aramark Services
4.750%, 06/01/26	65	64
Carnival
3.950%, 10/15/20	155	159
Netflix
4.875%, 04/15/28 144A	85	84
Royal Caribbean Cruises
3.700%, 03/15/28	70	67
Toll Brothers Finance
4.350%, 02/15/28	55	52
		426

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	70	70

Consumer Staples — 0.9%
Kroger
6.150%, 01/15/20	165	174
4.450%, 02/01/47	40	38
		212

Energy — 3.6%
Andeavor
4.500%, 04/01/48	75	68
BP Capital Markets PLC
3.224%, 04/14/24	115	114
ConocoPhillips
6.500%, 02/01/39	45	59

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Energy Transfer LP
6.125%, 12/15/45	$40	$43
4.050%, 03/15/25	75	74
EQT
3.900%, 10/01/27	55	52
HollyFrontier
5.875%, 04/01/26	60	65
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	62	74
MPLX LP
4.500%, 04/15/38	75	73
Petroleos Mexicanos
6.000%, 03/05/20	75	79
Phillips 66
4.650%, 11/15/34	55	58
Valero Energy
3.400%, 09/15/26	65	62
		821

Financials — 15.6%
American Express
3.000%, 10/30/24	50	48
Bank of America (MTN)
4.200%, 08/26/24	225	230
BNY Mellon (MTN)
2.800%, 05/04/26	70	66
2.600%, 08/17/20	75	74
Capital One Financial
4.200%, 10/29/25	35	35
3.300%, 10/30/24	30	29
Capital One NA
2.400%, 09/05/19	250	248
Citigroup
4.450%, 09/29/27	125	128
3.887%, 01/10/28 (A)	80	80
2.050%, 12/07/18	145	145
Credit Suisse AG (GMTN)
5.400%, 01/14/20	80	83
Goldman Sachs Group
2.350%, 11/15/21	80	77
2.300%, 12/13/19	140	139
Intercontinental Exchange
2.350%, 09/15/22	80	78
John Deere Capital (MTN)
2.150%, 09/08/22	65	62
JPMorgan Chase
6.100% (A) (B)	65	69
3.882%, 07/24/38 (A)	130	126
2.400%, 06/07/21	165	162
Morgan Stanley (GMTN)
4.000%, 07/23/25	100	101
2.500%, 04/21/21	125	123
Morgan Stanley (MTN)
4.100%, 05/22/23	75	76
2.625%, 11/17/21	55	54
New York Life Global Funding
2.300%, 06/10/22 144A	115	111
Royal Bank of Canada
2.100%, 10/14/20	230	227
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	125	133

	Par (000)	Value (000)

Sumitomo Mitsui Financial Group
3.102%, 01/17/23	$230	$227
Toronto-Dominion Bank (GMTN)
2.550%, 01/25/21	90	89
2.500%, 12/14/20	85	84
Visa
4.150%, 12/14/35	55	58
Wells Fargo
3.069%, 01/24/23	70	69
Wells Fargo (MTN)
4.100%, 06/03/26	130	130
Westpac Banking
5.000% (A) (B)	45	43
2.650%, 01/25/21	125	124
2.250%, 07/30/18	50	50
		3,578

Food, Beverage & Tobacco — 2.1%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	120	126
2.650%, 02/01/21	125	124
Constellation Brands
3.875%, 11/15/19	155	158
Kraft Heinz Foods
5.200%, 07/15/45	60	61
		469

Healthcare — 3.1%
Abbott Laboratories
3.750%, 11/30/26	85	84
AbbVie
2.300%, 05/14/21	60	59
Allergan Funding SCS
3.450%, 03/15/22	60	60
Amgen
4.400%, 05/01/45	60	60
2.650%, 05/11/22	35	34
Gilead Sciences
1.850%, 09/20/19	65	64
Johnson & Johnson
3.550%, 03/01/36	65	64
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	110	108
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	50	41
2.800%, 07/21/23	60	52
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	90	86
		712

Industrials — 2.4%
Cintas No 2
4.300%, 06/01/21	120	125
CNH Industrial Capital LLC
4.875%, 04/01/21	130	135
FedEx
4.050%, 02/15/48	35	33
General Electric
4.125%, 10/09/42	45	42
Packaging Corporation of America
3.400%, 12/15/27	90	87

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
United Continental Holdings
4.250%, 10/01/22	$65	$65
United Rentals North America
4.875%, 01/15/28	75	73
		560

Insurance — 2.2%
Assurant
2.500%, 03/15/18	160	160
Hartford Financial Services Group
6.300%, 03/15/18	131	131
MetLife
6.400%, 12/15/36	50	57
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	60	65
XLIT
4.450%, 03/31/25	35	35
2.300%, 12/15/18	50	50
		498

Materials — 1.5%
ArcelorMittal
6.500%, 02/25/22	90	98
Huntsman International LLC
4.875%, 11/15/20	80	82
Sherwin-Williams
2.750%, 06/01/22	75	73
Yamana Gold
4.950%, 07/15/24	95	98
		351

Real Estate — 1.9%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	115	115
Host Hotels & Resorts LP
3.750%, 10/15/23	85	85
Kimco Realty
2.800%, 10/01/26	65	59
Spirit Realty LP
4.450%, 09/15/26	110	106
VEREIT Operating Partnership LP
3.950%, 08/15/27	70	66
		431

Retail — 1.3%
Amazon.com
4.250%, 08/22/57 144A	90	90
CVS Health
3.500%, 07/20/22	60	60
Penske Automotive Group
5.375%, 12/01/24	80	80
Walmart
5.625%, 04/01/40	45	57
		287

Technology — 2.2%
Amphenol
2.550%, 01/30/19	110	110
Apple
3.850%, 05/04/43	90	88

	Par (000)	Value (000)

Intel
2.875%, 05/11/24	$90	$88
KLA-Tencor
4.125%, 11/01/21	80	82
Microsoft
3.450%, 08/08/36	75	73
Xilinx
2.950%, 06/01/24	70	68
		509

Telecommunications — 1.3%
AT&T
5.700%, 03/01/57	50	53
4.900%, 08/14/37	45	45
4.750%, 05/15/46	60	57
Verizon Communications
4.500%, 08/10/33	145	146
		301

Transportation — 0.8%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	100	114
FedEx
3.900%, 02/01/35	70	68
		182

Utilities — 1.4%
Alabama Power
2.450%, 03/30/22	85	83
American Electric Power
2.150%, 11/13/20	75	74
Berkshire Hathaway Energy
3.800%, 07/15/48 144A	110	105
Puget Sound Energy
5.757%, 10/01/39	50	62
		324

Total Corporate Bonds (Cost $10,421)		10,334

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	50	48

Total Other Government and Agency Obligation (Cost $45)		48

MUNICIPAL BOND — 0.6%
Texas — 0.6%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	115	133
Total Municipal Bond (Cost $115)		133

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 25.1%
Federal Home Loan Mortgage Corporation — 1.3%
9.500%, 10/01/20	$1	$1
8.000%, 07/01/25	14	16
6.000%, 09/01/19	2	2
3.581% (US0012M+1.812%), 01/01/36 (C)	4	4
3.426% (US0012M+1.677%), 12/01/36 (C)	3	3
3.000%, 12/01/42	279	273
		299

Federal National Mortgage Association — 21.4%
8.000%, 03/01/31 (D)	–	1
6.000%, 09/01/37	2	2
5.500%, 03/01/36	13	14
5.000%, 03/01/40	118	127
4.500%, 10/01/39	312	329
4.500%, 04/01/40	211	223
4.000%, 09/01/39	12	12
4.000%, 11/01/40	163	168
4.000%, 01/01/41	376	389
4.000%, 11/01/44	279	288
3.500%, 09/01/29	242	246
3.500%, 07/01/42	474	476
3.500%, 08/01/42	370	372
3.500%, 10/01/42	202	202
3.500%, 11/01/42	40	40
3.500%, 02/01/43	374	376
3.500%, 08/01/43	109	109
3.178% (US0012M+1.428%), 08/01/35 (C)	2	2
3.000%, 11/01/27	356	357
3.000%, 04/01/43	259	253
3.000%, 06/01/43	250	245
3.000%, 05/01/46	231	224
2.500%, 11/01/27	232	228
2.500%, 11/01/31	222	216
		4,899

Government National Mortgage Association — 2.4%
8.500%, 11/15/21	13	13
8.500%, 07/15/22	3	3
4.000%, 09/15/41	276	285
3.500%, 12/20/42	247	250
		551

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $5,805)		5,749

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bonds — 7.3%
4.500%, 02/15/36	$570	$691
3.750%, 08/15/41	535	594
2.500%, 02/15/45	435	385
		1,670

U.S. Treasury Inflation Indexed Bond — 2.0%
0.125%, 07/15/24	478	465

U.S. Treasury Notes — 9.5%
2.500%, 08/15/23	405	401
2.375%, 08/15/24	280	273
2.125%, 09/30/21	300	296
2.000%, 02/28/21	70	69
1.625%, 12/31/19	365	361
1.625%, 08/15/22	710	681
1.625%, 05/15/26	100	91
		2,172

Total U.S. Treasury Obligations (Cost $4,322)		4,307

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund,
Class I Shares 1.230%† (E)	134,990	135

Total Affiliated Money Market Fund (Cost $135)		135

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $22,968)		22,801

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 1.230%† (E)	37,645	38

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 1.255% (E)	4,183	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $42)		42

TOTAL INVESTMENTS — 99.8% (Cost $23,010)		22,843
Other Assets in Excess of Liabilities — 0.2%		36
TOTAL NET ASSETS — 100.0%		$22,879

See Notes to Schedules of Investments.

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $40 (000).
(A)	Fixed to floating rate investment. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. Rate shown is the rate in effect as of period end.
(B)	Perpetual security with no stated maturity date.
(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	Par is less than $500.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $569 (000) and represents 2.5% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$135	$–	$–	$135

Asset-Backed Securities	–	1,827	–	1,827

Commercial Mortgage-Backed Security	–	268	–	268

Corporate Bonds	–	10,334	–	10,334

Municipal Bond	–	133	–	133

Other Government and Agency Obligation	–	48	–	48

Short-Term Investments Purchased With Collateral From Securities Loaned	42	–	–	42

U.S. Government Agency Mortgage- Backed Obligations	–	5,749	–	5,749

U.S. Treasury Obligations	–	4,307	–	4,307

Total Assets - Investments in Securities	$177	$22,666	$–	$22,843

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 91.7%
Federal Home Loan Mortgage Corporation — 21.6%
9.000%, 09/01/20	$1	$1
8.000%, 03/01/22 (A)	–	–
7.000%, 05/01/31	9	9
6.000%, 10/01/32	68	77
5.500%, 03/01/28	51	55
4.000%, 09/01/40 to 01/01/41	543	562
3.500%, 07/01/42 to 08/01/46	1,254	1,258
3.000%, 03/01/43 to 07/01/46	2,015	1,962
2.500%, 08/01/31	419	409
		4,333

Federal National Mortgage Association — 55.3%
10.000%, 06/01/21 (A)	–	–
9.000%, 10/01/19	1	1
8.500%, 11/01/21 to 09/01/23	2	2
8.000%, 02/01/23 to 03/01/23	2	2
7.500%, 09/01/22 to 09/01/30	19	21
5.500%, 12/01/18 to 01/01/35	269	296
5.000%, 10/01/35 to 10/01/39	449	484
4.500%, 08/01/39 to 05/01/40	874	926
4.000%, 02/01/41 to 04/01/46	1,727	1,780
3.500%, 09/01/41 to 05/01/45	3,153	3,166
3.000%, 04/01/27 to 11/01/46	3,583	3,510
2.500%, 03/01/28 to 08/01/30	927	909
		11,097

Government National Mortgage Association — 14.8%
9.250%, 12/15/19 to 05/15/21	9	9
9.000%, 11/15/19 to 11/15/24	17	18
8.500%, 02/15/22 to 09/15/24	32	33
8.000%, 12/15/21 to 08/15/27	50	54
7.500%, 05/15/22 to 09/20/30	93	98
7.000%, 03/15/23 to 07/15/31	139	149
5.000%, 10/15/39	277	299
4.500%, 03/15/39	534	564
4.000%, 09/15/39 to 10/20/44	1,150	1,186
3.500%, 06/20/42 to 01/20/43	553	558
		2,968

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,773)		18,398

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Note — 1.0%
2.000%, 02/15/23	$205	$199

Total U.S. Treasury Obligation (Cost $206)		199
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Fannie Mae, Series 2012-145, Cl PD
1.500%, 11/25/32	80	76
Fannie Mae, Series 2013-2, Cl AB
2.000%, 02/25/43	564	536
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	10	10
Ginnie Mae, Series 2002-92, Cl PB
5.500%, 12/20/32	303	330

Total Collateralized Mortgage Obligations (Cost $988)		952

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.7%
PNC Government Money Market Fund,
Class I Shares 1.230%† (B)	535,335	535

Total Affiliated Money Market Fund (Cost $535)		535

TOTAL INVESTMENTS — 100.1% (Cost $20,502)		20,084

Liabilities in Excess of Other Assets — (0.1)%		(22)
TOTAL NET ASSETS — 100.0%		$20,062

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$535	$–	$–	$535

Collateralized Mortgage Obligations	–	952	–	952

U.S. Government Agency Mortgage- Backed Obligations	–	18,398	–	18,398

U.S. Treasury Obligation	–	199	–	199

Total Assets - Investments in Securities	$535	$19,549	$–	$20,084

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 15.4%
Automotive — 6.5%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,480	$1,466
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	555	546
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	570	565
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	980
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4
2.050%, 06/21/23	760	750
Honda Auto Receivables Owner Trust,
Series 2017-2, Cl A3
1.680%, 08/16/21	1,070	1,057
Honda Auto Receivables Owner Trust,
Series 2017-4, Cl A4
2.210%, 03/21/24	1,230	1,208
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	670	664
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	859	855
Toyota Auto Receivables Owner Trust,
Series 2017-C, Cl A3
1.780%, 11/15/21	750	739
Toyota Auto Receivables Owner Trust,
Series 2017-D Cl A3
1.930%, 01/18/22	1,440	1,420

		10,250

Credit Cards — 8.3%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,245	1,229
American Express Credit Account Master Trust,
Series 2017-3, Cl A
1.770%, 11/15/22	2,000	1,965
BA Credit Card Trust,
Series 2018-A1, Cl A1
2.700%, 07/17/23	1,810	1,810
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	2,000	1,970
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6
2.290%, 07/15/25	2,600	2,535
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	2,305	2,275
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4

	Par (000)	Value (000)

1.390%, 03/15/22	$455	$447
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	848

		13,079

Equipment — 0.3%
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	482	479

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	532	529

Total Asset-Backed Securities (Cost $24,661)		24,337

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	1,285	1,275

Total Commercial Mortgage-Backed Security (Cost $1,318)		1,275

CORPORATE BONDS — 50.2%
Automotive — 2.0%
American Honda Finance (MTN)
2.900%, 02/16/24	760	746
Ford Motor
4.346%, 12/08/26	434	428
General Motors Financial
4.350%, 01/17/27	490	489
PACCAR Financial (MTN)
2.108% (US0003M+0.600%), 12/06/18 (A)	800	803
Toyota Motor Credit (MTN)
1.700%, 01/09/19	740	734

		3,200

Cable — 0.3%
Charter Communications Operating LLC
4.464%, 07/23/22	520	532

Consumer Discretionary — 1.7%
Aramark Services
4.750%, 06/01/26	630	621
Carnival
3.950%, 10/15/20	845	869
Netflix
4.875%, 04/15/28 144A	565	555
Toll Brothers Finance
4.350%, 02/15/28	690	652

		2,697

Consumer Staples — 1.1%
Kroger
6.150%, 01/15/20	1,210	1,280
2.650%, 10/15/26	435	393

		1,673

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 4.7%
Andeavor
5.125%, 12/15/26	$480	$506
BP Capital Markets PLC
3.224%, 04/14/24	425	422
Chevron
2.895%, 03/03/24	800	780
Energy Transfer LP
4.050%, 03/15/25	765	752
EQT
3.900%, 10/01/27	525	501
Exxon Mobil
2.786% (US0003M+0.780%), 03/01/19 (A)	435	439
HollyFrontier
5.875%, 04/01/26	340	367
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	746	762
MPLX LP
4.875%, 06/01/25	500	523
Nexen Energy ULC
6.200%, 07/30/19	364	380
Petroleos Mexicanos
4.250%, 01/15/25	410	396
3.500%, 07/23/20	300	300
Phillips 66
3.900%, 03/15/28	595	594
Western Gas Partners LP
4.500%, 03/01/28	660	664

		7,386

Financials — 21.6%
American Express
3.000%, 10/30/24	965	931
Ameriprise Financial
5.300%, 03/15/20	490	515
Bank of America
3.366%, 01/23/26 (B)	700	684
Bank of America (MTN)
4.200%, 08/26/24	1,025	1,046
Bank of Montreal
3.803%, 12/15/32 (B)	400	382
Bank of Nova Scotia
2.125%, 09/11/19	535	532
BB&T (MTN)
6.850%, 04/30/19	10	10
3.950%, 03/22/22	560	573
BBVA Bancomer SA
4.375%, 04/10/24 144A	660	671
BNY Mellon (MTN)
2.800%, 05/04/26	490	462
Capital One Financial
3.300%, 10/30/24	735	713
Citigroup
3.887%, 01/10/28 (B)	255	254
2.700%, 10/27/22	1,255	1,218
2.650%, 10/26/20	770	762
Credit Agricole SA (MTN)
3.250%, 10/04/24 144A	375	362
Credit Suisse AG (GMTN)
5.400%, 01/14/20	873	908
Deutsche Bank AG
4.250%, 10/14/21	650	663

	Par (000)	Value (000)

GE Capital International Funding Unlimited Co.
3.373%, 11/15/25	$583	$560
Goldman Sachs Group
5.750%, 01/24/22	625	678
HSBC Bank USA NA
4.875%, 08/24/20	1,375	1,431
Intesa Sanpaolo SpA
3.375%, 01/12/23 144A	655	642
John Deere Capital
2.274% (US0003M+0.570%), 01/08/19 (A)	1,640	1,647
JPMorgan Chase
4.125%, 12/15/26	825	834
3.375%, 05/01/23	605	600
2.400%, 06/07/21	520	510
KeyBank NA
2.300%, 09/14/22	710	682
Lloyds Banking Group PLC
4.650%, 03/24/26	655	666
Morgan Stanley (GMTN)
4.000%, 07/23/25	550	557
2.500%, 04/21/21	1,265	1,242
Morgan Stanley (MTN)
4.100%, 05/22/23	425	433
MUFG Americas Holdings
3.500%, 06/18/22	570	573
Regions Financial
2.750%, 08/14/22	740	721
Royal Bank of Canada
1.875%, 02/05/20	3,120	3,077
Royal Bank of Canada (GMTN)
2.240% (US0003M+0.480%), 07/29/19 (A)	845	848
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	750	800
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,195
Sumitomo Mitsui Financial Group
2.778%, 10/18/22	650	632
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,233
UBS Group Funding Switzerland AG
3.491%, 05/23/23 144A	395	395
US Bancorp (MTN)
3.600%, 09/11/24	830	839
Wells Fargo (MTN)
4.100%, 06/03/26	835	836
Wells Fargo Bank NA
2.600%, 01/15/21	1,320	1,304
Westpac Banking
2.650%, 01/25/21	430	426

		34,047

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Finance
3.650%, 02/01/26	675	669
2.650%, 02/01/21	265	263
Dr Pepper Snapple Group
2.550%, 09/15/26	515	461

		1,393

Healthcare — 1.0%
Amgen
2.650%, 05/11/22	525	513

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	$330	$269
2.800%, 07/21/23	930	814

		1,596

Industrials — 1.4%
CNH Industrial Capital LLC
3.875%, 10/15/21	700	703
Packaging Corporation of America
3.400%, 12/15/27	445	431
United Continental Holdings
4.250%, 10/01/22	515	513
United Rentals North America
4.875%, 01/15/28	515	502

		2,149

Insurance — 0.5%
XLIT
2.300%, 12/15/18	805	803

Materials — 1.9%
ArcelorMittal
6.500%, 02/25/22	615	669
Huntsman International LLC
4.875%, 11/15/20	350	358
Monsanto
2.125%, 07/15/19	1,252	1,241
Yamana Gold
4.950%, 07/15/24	621	643

		2,911

Real Estate — 1.9%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	930	932
Host Hotels & Resorts LP
3.750%, 10/15/23	430	428
Spirit Realty LP
4.450%, 09/15/26	890	857
VEREIT Operating Partnership LP
3.950%, 08/15/27	895	848

		3,065

Retail — 2.6%
Alibaba Group Holding
3.600%, 11/28/24	880	879
Amazon.com
2.800%, 08/22/24 144A	785	760
Lowe’s
1.956% (US0003M+0.420%), 09/10/19 (A)	1,225	1,231
Penske Automotive Group
5.375%, 12/01/24	680	682
Wal-Mart Stores
2.350%, 12/15/22	610	594

		4,146

Technology — 2.2%
Amphenol
3.200%, 04/01/24	505	495
Apple
2.400%, 05/03/23	705	682

	Par (000)	Value (000)

KLA-Tencor
4.125%, 11/01/21	$905	$933
QUALCOMM
2.900%, 05/20/24	610	577
Xilinx
3.000%, 03/15/21	605	602
2.950%, 06/01/24	225	218

		3,507

Telecommunications — 2.3%
AT&T
4.600%, 02/15/21	1,630	1,691
3.900%, 08/14/27	735	729
T-Mobile USA
4.500%, 02/01/26	455	447
Verizon Communications
2.625%, 08/15/26	885	806

		3,673

Utilities — 4.1%
Berkshire Hathaway Energy
3.500%, 02/01/25	564	566
3.250%, 04/15/28 144A	440	426
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,145	1,141
Sempra Energy
2.875%, 10/01/22	1,132	1,113
Sierra Pacific Power
2.600%, 05/01/26	750	702
Southern
2.750%, 06/15/20	1,405	1,394
Xcel Energy
4.700%, 05/15/20	1,011	1,042

		6,384

Total Corporate Bonds (Cost $80,362)		79,162

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 2.3%
Canada — 0.8%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,200

Germany — 0.6%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	1,030	1,009

Supranational — 0.9%
European Investment Bank
2.375%, 06/15/22	525	516
International Bank for Reconstruction &
Development (GMTN)
1.375%, 09/20/21	980	938

		1,454

Total Other Government and Agency Obligations (Cost $3,751)		3,663

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGEBACKED OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corporation — 1.0%
3.000%, 10/01/31	$ 1,599	$ 1,594

Federal National Mortgage Association — 7.0%
4.000%, 12/01/45	1,602	1,643
3.000%, 07/01/30	1,644	1,642
3.000%, 01/01/31	1,707	1,702
3.000%, 09/01/31	1,746	1,741
2.500%, 10/01/31	2,498	2,439
2.500%, 11/01/31	1,837	1,794

		10,961

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $13,001)		12,555

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal National Mortgage Association — 0.2%
1.875%, 09/24/26	280	255

Total U.S. Government Agency Obligation (Cost $279)		255

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Inflation Indexed Bond — 2.1%
0.125%, 01/15/22	3,393	3,351

U.S. Treasury Notes — 19.9%
2.500%, 08/15/23	8,505	8,422
2.500%, 05/15/24	640	631
2.375%, 08/15/24	395	386
2.250%, 11/15/25	3,825	3,670
2.000%, 02/28/21	11,730	11,584
1.625%, 08/15/22	6,300	6,041
1.625%, 05/15/26	760	691

		31,425

Total U.S. Treasury Obligations (Cost $35,383)		34,776

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund,
Class I Shares 1.230%† (C)	1,931,320	$1,931

Total Affiliated Money Market Fund (Cost $1,931)		1,931

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $160,686)		157,954

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 1.230%† (C)	248,233	248

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (C)	27,581	28

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $276)		276

TOTAL INVESTMENTS — 100.3% (Cost $160,962)		158,230

Liabilities in Excess of Other Assets — (0.3)%		(504)
TOTAL NET ASSETS — 100.0%		$157,726

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $266 (000).
(A)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)	Fixed to floating rate investment. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. Rate shown is the rate in effect as of period end.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,011 (000) and represents 3.2% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$1,931	$–	$–	$1,931

Asset-Backed Securities	–	24,337	–	24,337

Commercial Mortgage-Backed Security	–	1,275	–	1,275

Corporate Bonds	–	79,162	–	79,162

Other Government and Agency Obligations	–	3,663	–	3,663

Short-Term Investments Purchased With Collateral From Securities Loaned	276	–	–	276

U.S. Government Agency Mortgage- Backed Obligations	–	12,555	–	12,555

U.S. Government Agency Obligation	–	255	–	255

U.S. Treasury Obligations	–	34,776	–	34,776

Total Assets - Investments in Securities	$2,207	$156,023	$–	$158,230

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 26.6%
Automotive — 15.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,030	$1,021
BMW Vehicle Owner Trust,
Series 2018-A, Cl A3
2.350%, 04/25/22	2,800	2,784
Fifth Third Auto Trust,
Series 2017-1, Cl A3
1.800%, 02/15/22	950	937
Ford Credit Auto Owner Trust,
Series 2016-C, Cl A3
1.220%, 03/15/21	2,710	2,668
Ford Credit Auto Owner Trust,
Series 2017-B, Cl A3
1.690%, 11/15/21	3,045	2,999
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	1,020	1,012
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	1,780	1,757
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A3
1.720%, 07/21/21	3,415	3,378
Huntington Auto Trust,
Series 2016-1, Cl A4
1.930%, 04/15/22	2,150	2,120
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,427	2,420
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,158	1,154
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	3,170	3,141
Nissan Auto Receivables Owner Trust,
Series 2017-A, Cl A3
1.740%, 08/16/21	2,040	2,015
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	3,055	3,011
Toyota Auto Receivables Owner Trust,
Series 2017-A, Cl A4
2.100%, 09/15/22	3,170	3,131
Toyota Auto Receivables,
Series 2016-C, Cl A3
1.140%, 08/17/20	2,490	2,468
		36,016

Credit Cards — 9.0%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	2,440	2,408
BA Credit Card Trust,
Series 2018-A1, Cl A1
2.700%, 07/17/23	2,475	2,475

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2017-A1, Cl A1
2.000%, 01/17/23	$3,360	$3,318
Chase Issuance Trust,
Series 2016-A4, Cl A4
1.490%, 07/15/22	4,435	4,309
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	4,385	4,327
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	3,650	3,582
		20,419

Equipment — 1.7%
CNH Equipment Trust,
Series 2017-C, Cl A3
2.080%, 02/15/23	855	844
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	1,539	1,531
John Deere Owner Trust,
Series 2017-A, Cl A3
1.780%, 04/15/21	645	639
John Deere Owner Trust,
Series 2018-A, Cl A3
2.660%, 04/18/22	750	750
		3,764

Total Asset-Backed Securities (Cost $60,928)		60,199

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	73	74
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	48	48
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	1,782	1,790
Fannie Mae, Series 2014-91, Cl PB
3.000%, 02/25/38	1,844	1,852
Freddie Mac Series 3945 A, Cl A
3.000%, 03/15/26	1,844	1,854
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	163	163
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	16	16
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	1,521	1,530
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	642	642
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	323	325
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	831	827
Freddie Mac, Series 4537, Cl HA
3.500%, 09/15/41	2,625	2,662

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	$–	$–

Total Collateralized Mortgage Obligations (Cost $12,046)		11,783

CORPORATE BONDS — 43.7%
Automotive — 2.3%
Ford Motor Credit LLC
2.425%, 06/12/20	1,895	1,861
General Motors Financial
3.100%, 01/15/19	1,570	1,574
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,835
		5,270

Cable — 1.1%
21st Century Fox America
6.900%, 03/01/19	1,200	1,249
4.500%, 02/15/21	211	220
Charter Communications Operating LLC
3.579%, 07/23/20	1,000	1,007
		2,476

Consumer Discretionary — 0.5%
Carnival
3.950%, 10/15/20	510	524
Royal Caribbean Cruises
2.650%, 11/28/20	530	523
		1,047

Energy — 2.2%
BP Capital Markets PLC
4.742%, 03/11/21	1,325	1,392
2.315%, 02/13/20	260	258
Enterprise Products Operating LLC
2.800%, 02/15/21	1,015	1,008
EQT
2.500%, 10/01/20	700	690
Valero Energy
6.125%, 02/01/20	1,483	1,573
		4,921

Financials — 22.3%
ABN AMRO Bank NV (MTN)
2.650%, 01/19/21 144A	850	839
AerCap Ireland Capital DAC
4.250%, 07/01/20	800	818
Bank of America
2.738%, 01/23/22 (B)	680	673
Bank of America (GMTN)
2.650%, 04/01/19	2,820	2,821
Bank of Montreal (MTN)
2.100%, 06/15/20	1,010	994
1.500%, 07/18/19	800	787
Bank of Nova Scotia
2.500%, 01/08/21	1,695	1,675
BNP Paribas SA (MTN)
2.450%, 03/17/19	1,569	1,567
2.400%, 12/12/18	115	115
Capital One Financial
2.500%, 05/12/20	2,480	2,451

	Par (000)	Value (000)

Citigroup
2.450%, 01/10/20	$3,130	$3,105
Citizens Bank NA
2.250%, 03/02/20	1,130	1,115
2.200%, 05/26/20	1,800	1,772
Commonwealth Bank of Australia (GMTN)
2.050%, 03/15/19	2,185	2,173
Cooperatieve Rabobank UA (MTN)
2.250%, 01/14/20	1,585	1,567
Credit Suisse AG (GMTN)
5.400%, 01/14/20	1,262	1,312
GE Capital International Funding Unlimited Co.
2.342%, 11/15/20	2,067	2,022
Goldman Sachs Group
2.300%, 12/13/19	2,700	2,677
HSBC Holdings PLC
5.100%, 04/05/21	1,560	1,645
John Deere Capital (MTN)
2.350%, 01/08/21	645	637
JPMorgan Chase
2.250%, 01/23/20	3,550	3,517
Morgan Stanley (GMTN)
2.500%, 04/21/21	2,755	2,705
National Australia Bank
2.500%, 01/12/21	1,075	1,060
Royal Bank of Canada
2.100%, 10/14/20	2,400	2,365
Santander UK PLC
2.500%, 03/14/19	1,595	1,593
Toronto-Dominion Bank (GMTN)
2.550%, 01/25/21	1,125	1,115
UBS AG
2.450%, 12/01/20 144A	2,355	2,319
Wells Fargo
2.500%, 03/04/21	1,625	1,595
Wells Fargo (MTN)
2.150%, 01/30/20	820	809
Westpac Banking
2.150%, 03/06/20	2,825	2,788
		50,631

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Finance
2.650%, 02/01/21	740	733
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,446	1,507
Kroger
2.600%, 02/01/21	1,375	1,359
		3,599

Healthcare — 2.0%
Abbott Laboratories
2.350%, 11/22/19	1,265	1,258
Allergan Funding SCS
2.350%, 03/12/18	289	289
Cardinal Health
2.400%, 11/15/19	650	647
1.950%, 06/15/18	1,300	1,299
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	595	586

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Teva Pharmaceutical Finance III BV
2.200%, 07/21/21	$500	$463
		4,542

Industrials — 1.0%
CNH Industrial Capital LLC
3.625%, 04/15/18	845	845
Ryder System (MTN)
2.550%, 06/01/19	1,505	1,500
		2,345

Insurance — 0.7%
XLIT
2.300%, 12/15/18	1,540	1,536

Materials — 1.0%
EI du Pont de Nemours
2.200%, 05/01/20	730	722
Monsanto
2.125%, 07/15/19	1,535	1,522
		2,244

Real Estate — 0.5%
VEREIT Operating Partnership LP
4.125%, 06/01/21	1,031	1,057

Technology — 3.0%
Amphenol
2.550%, 01/30/19	900	900
2.200%, 04/01/20	410	405
IBM Credit LLC
2.650%, 02/05/21	2,595	2,578
KLA-Tencor
3.375%, 11/01/19	1,613	1,628
Xilinx
2.125%, 03/15/19	1,292	1,287
		6,798

Telecommunications — 1.8%
AT&T
2.450%, 06/30/20	2,750	2,721
Verizon Communications
3.450%, 03/15/21	1,400	1,421
		4,142

Utilities — 3.7%
Berkshire Hathaway Energy
2.375%, 01/15/21 144A	1,565	1,544
Duke Energy
5.050%, 09/15/19	1,227	1,269
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,465
Sempra Energy
2.400%, 03/15/20	1,690	1,673
Southern Power
1.950%, 12/15/19	2,435	2,398
		8,349

Total Corporate Bonds (Cost $100,120)		98,957

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGEBACKED OBLIGATIONS — 6.7%
Federal Home Loan Mortgage Corporation — 2.3%
6.000%, 05/01/21	$11	$11
5.500%, 03/01/22	76	79
5.500%, 04/01/22	94	98
4.500%, 02/01/19	20	21
4.500%, 05/01/19	89	90
3.543% (US0012M+1.790%), 03/01/36 (C)	154	161
3.000%, 11/01/28	1,821	1,827
2.500%, 10/01/27	2,945	2,893
		5,180

Federal National Mortgage Association — 4.4%
5.500%, 11/01/18	4	4
5.000%, 06/01/18	2	2
5.000%, 12/01/21	10	10
4.500%, 06/01/21	37	37
4.000%, 08/01/21	111	115
3.500%, 07/01/25	1,220	1,241
3.500%, 06/01/26	1,840	1,872
3.500%, 11/01/31	2,616	2,664
3.335% (US0012M+1.570%), 01/01/36 (C)	158	166
3.224% (H15T1Y+2.132%), 09/01/36 (C)	251	263
2.500%, 01/01/27	1,702	1,676
2.000%, 07/01/23	1,934	1,903
		9,953

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,494)		15,133

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Notes — 15.5%
1.750%, 10/31/20	6,200	6,098
1.625%, 07/31/19	4,335	4,301
1.625%, 12/31/19	385	381
1.625%, 07/31/20	2,525	2,482
1.500%, 07/15/20	1,680	1,648
1.250%, 10/31/19	10,695	10,525
1.125%, 03/31/20	3,970	3,876
1.000%, 09/30/19	6,025	5,913

Total U.S. Treasury Obligations (Cost $35,683)		35,224

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund,
Class I Shares 1.230%† (D)	3,854,764	3,855

Total Affiliated Money Market Fund (Cost $3,855)		3,855

TOTAL INVESTMENTS — 99.4% (Cost $228,126)		225,151

Other Assets in Excess of Liabilities — 0.6%		1,382
TOTAL NET ASSETS — 100.0%		$226,533

See Notes to Schedules of Investments.

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	Fixed to floating rate investment. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. Rate shown is the rate in effect as of period end.
(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,537 (000) and represents 2.9% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$3,855	$–	$–	$3,855

Asset-Backed Securities	–	60,199	–	60,199

Collateralized Mortgage Obligations	–	11,783	–	11,783

Corporate Bonds	–	98,957	–	98,957

U.S. Government Agency Mortgage-Backed Obligations	–	15,133	–	15,133

U.S. Treasury Obligations	–	35,224	–	35,224

Total Assets - Investments in Securities	$3,855	$221,296	$–	$225,151

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 7.5%
Automotive — 4.0%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$925	$916
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4
2.510%, 06/25/24	335	332
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	314	313
Fifth Third Auto Trust,
Series 2017-1, Cl A3
1.800%, 02/15/22	495	488
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A
1.800%, 06/15/20	490	488
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	137	136
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	310	305
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	390	387
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	535	524
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	1,005	995
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	500	493
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3
2.120%, 04/18/22	590	584
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4
2.120%, 02/15/23	350	344

		6,305

Credit Cards — 3.1%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,075	1,061
American Express Credit Account Master Trust,
Series 2017-6, Cl A
2.040%, 05/15/23	740	727
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	590	582
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4
1.990%, 07/17/23	910	894
Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9
1.800%, 09/20/21	1,640	1,623

		4,887

	Par	Value
	(000)	(000)

Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	$572	$603

Total Asset-Backed Securities
(Cost $11,904)		11,795

COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
Freddie Mac, Series 4231, Cl AD
2.500%, 12/15/26	481	474

Total Collateralized Mortgage Obligation
(Cost $480)		474

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	1,635	1,623

Total Commercial Mortgage-Backed Security (Cost $1,676)		1,623

CORPORATE BONDS — 43.3%
Automotive — 0.7%
General Motors
6.600%, 04/01/36	175	204
5.150%, 04/01/38	160	158
General Motors Financial
3.250%, 01/05/23	530	519
Goodyear Tire & Rubber
4.875%, 03/15/27	250	246

		1,127

Cable — 1.6%
Belo
7.750%, 06/01/27	435	491
CBS
4.600%, 01/15/45	340	332
Charter Communications Operating LLC
6.384%, 10/23/35	675	762
Comcast
3.200%, 07/15/36	10	9
CSC Holdings LLC
8.625%, 02/15/19	200	209
NBCUniversal Media LLC
4.375%, 04/01/21	375	391
Time Warner Cable LLC
4.500%, 09/15/42	180	163
Time Warner Entertainment LP
8.375%, 03/15/23	135	161

		2,518

Consumer Discretionary — 1.0%
Aramark Services
4.750%, 06/01/26	390	385
Cedar Fair LP
5.375%, 04/15/27 144A	140	141
Hilton Worldwide Finance LLC
4.625%, 04/01/25	175	176
Netflix
4.875%, 04/15/28 144A	510	501

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Consumer Discretionary — continued
Royal Caribbean Cruises
3.700%, 03/15/28	$395	$377

		1,580

Consumer Services — 0.4%
Graham Holdings
7.250%, 02/01/19	382	395
Service Corporation International
4.625%, 12/15/27	250	244

		639

Consumer Staples — 0.7%
Kroger
6.150%, 01/15/20	860	910
4.450%, 02/01/47	210	197

		1,107

Energy — 4.7%
Andeavor
5.375%, 10/01/22	475	487
4.500%, 04/01/48	415	377
Boardwalk Pipelines LP
5.950%, 06/01/26	95	103
3.375%, 02/01/23	625	607
BP Capital Markets PLC
3.224%, 04/14/24	825	818
Burlington Resources Finance
7.200%, 08/15/31	375	491
ConocoPhillips
6.500%, 02/01/39	5	7
Energy Transfer LP
6.125%, 12/15/45	250	267
4.050%, 03/15/25	425	418
EQT
3.900%, 10/01/27	265	253
HollyFrontier
5.875%, 04/01/26	570	615
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	465	560
McDermott International
8.000%, 05/01/21 144A	190	194
MPLX LP
4.500%, 04/15/38	470	459
Newfield Exploration
5.375%, 01/01/26	280	289
NuStar Logistics LP
5.625%, 04/28/27	140	139
Petroleos Mexicanos
6.000%, 03/05/20	230	242
4.250%, 01/15/25	165	159
Phillips 66
4.650%, 11/15/34	465	488
Valero Energy
3.400%, 09/15/26	430	411

		7,384

Financials — 13.8%
American Express
3.000%, 10/30/24	305	294
Bank of America
6.250% (A) (B)	445	478

	Par	Value
	(000)	(000)

Bank of America (MTN)
4.200%, 08/26/24	$655	$668
Bank of Nova Scotia
2.125%, 09/11/19	30	30
BBVA Bancomer SA
4.375%, 04/10/24 144A	500	508
BNY Mellon (MTN)
2.800%, 05/04/26	380	358
2.600%, 08/17/20	485	481
Capital One Financial
3.300%, 10/30/24	170	165
Capital One NA
2.400%, 09/05/19	655	650
Citibank NA
2.125%, 10/20/20	940	919
Citigroup
6.250% (A) (B)	340	366
4.450%, 09/29/27	1,050	1,072
2.150%, 07/30/18	10	10
Credit Agricole SA (MTN)
3.250%, 10/04/24 144A	375	362
Credit Suisse AG (GMTN)
5.400%, 01/14/20	600	624
Deutsche Bank AG
2.950%, 08/20/20	10	10
2.700%, 07/13/20	550	542
Goldman Sachs Group
5.750%, 01/24/22	440	477
2.350%, 11/15/21	515	498
HSBC Bank USA NA
4.875%, 08/24/20	675	703
HSBC Holdings PLC
6.375% (A) (B)	500	527
Intesa Sanpaolo SpA
3.375%, 01/12/23 144A	550	539
John Deere Capital (MTN)
2.150%, 09/08/22	510	490
JPMorgan Chase
7.900% (A) (B)	405	409
4.625% (A) (B)	410	396
3.882%, 07/24/38 (A)	1,125	1,089
2.400%, 06/07/21	805	789
Lloyds Banking Group PLC
4.650%, 03/24/26	940	956
Morgan Stanley (GMTN)
4.000%, 07/23/25	710	719
2.500%, 04/21/21	745	732
Morgan Stanley (MTN)
4.100%, 05/22/23	425	433
2.625%, 11/17/21	425	416
Royal Bank of Canada
2.100%, 10/14/20	1,375	1,355
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	160	171
5.125%, 05/28/24	650	666
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	10	10
Sumitomo Mitsui Financial Group
3.102%, 01/17/23	25	25
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	15	15
Visa
4.150%, 12/14/35	385	406

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Financials — continued
Wells Fargo
7.980% (A) (B)	$125	$127
5.900% (A) (B)	555	579
3.069%, 01/24/23	195	192
Wells Fargo (MTN)
4.100%, 06/03/26	885	886
Westpac Banking
5.000% (A) (B)	240	229
2.250%, 07/30/18	465	465

		21,836

Food, Beverage & Tobacco — 1.9%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	920	967
2.650%, 02/01/21	800	792
Constellation Brands
3.875%, 11/15/19	815	829
3.600%, 02/15/28	5	5
Kraft Heinz Foods
5.200%, 07/15/45	255	260
5.000%, 06/04/42	190	189

		3,042

Healthcare — 2.9%
Abbott Laboratories
3.750%, 11/30/26	605	600
Allergan Funding SCS
3.450%, 03/15/22	405	403
Amgen
4.400%, 05/01/45	435	432
2.650%, 05/11/22	280	273
Gilead Sciences
1.850%, 09/20/19	335	331
HCA
5.875%, 03/15/22	315	334
Johnson & Johnson
3.550%, 03/01/36	670	659
Select Medical
6.375%, 06/01/21	140	143
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	495	487
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	770	628
2.800%, 07/21/23	265	232

		4,522

Industrials — 3.6%
Ball
5.250%, 07/01/25	205	215
4.000%, 11/15/23	375	371
Cintas No 2
4.300%, 06/01/21	589	613
CNH Industrial Capital LLC
4.875%, 04/01/21	645	669
3.625%, 04/15/18	135	135
Crown Cork & Seal
7.375%, 12/15/26	200	227
General Electric
4.125%, 10/09/42	275	257
KLX
5.875%, 12/01/22 144A	425	438

	Par	Value
	(000)	(000)

Owens-Brockway Glass Container
6.375%, 08/15/25 144A	$225	$242
PulteGroup
7.875%, 06/15/32	373	449
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 144A	600	593
Toll Brothers Finance
4.350%, 02/15/28	500	473
United Continental Holdings
4.250%, 10/01/22	470	469
United Rentals North America
4.875%, 01/15/28	475	463

		5,614

Information Technology — 0.2%
VeriSign
4.625%, 05/01/23	375	378

Insurance — 1.3%
Berkshire Hathaway Finance
4.250%, 01/15/21	20	21
Hartford Financial Services Group
6.300%, 03/15/18	575	576
MetLife
6.400%, 12/15/36	365	412
Prudential Financial (MTN)
4.500%, 11/16/21	10	10
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	335	365
XLIT
4.450%, 03/31/25	610	616

		2,000

Materials — 2.0%
ArcelorMittal
6.500%, 02/25/22	560	609
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	480	476
Freeport-McMoRan
6.875%, 02/15/23	375	404
Huntsman International LLC
4.875%, 11/15/20	313	320
Novelis
5.875%, 09/30/26 144A	175	176
Sherwin-Williams
2.750%, 06/01/22	530	517
Yamana Gold
4.950%, 07/15/24	610	632

		3,134

Real Estate — 1.0%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	425	426
Spirit Realty LP
4.450%, 09/15/26	850	818
VEREIT Operating Partnership LP
3.950%, 08/15/27	425	403

		1,647

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Retail — 1.8%
Amazon.com
4.250%, 08/22/57 144A	$750	$748
Booking Holdings
2.750%, 03/15/23	165	160
CVS Health
3.500%, 07/20/22	405	403
Hanesbrands
4.625%, 05/15/24 144A	225	223
Penske Automotive Group
5.375%, 12/01/24	405	406
Walmart
5.625%, 04/01/40	330	422
Wolverine World Wide
5.000%, 09/01/26 144A	475	475

		2,837

Technology — 1.7%
Activision Blizzard
2.600%, 06/15/22	10	10
Amphenol
4.000%, 02/01/22	5	5
2.550%, 01/30/19	555	555
Apple
3.850%, 05/04/43	615	598
KLA-Tencor
4.125%, 11/01/21	735	758
Microsoft
3.450%, 08/08/36	705	683

		2,609

Telecommunications — 1.9%
AT&T
5.700%, 03/01/57	380	403
4.900%, 08/14/37	270	271
4.750%, 05/15/46	390	369
Nokia OYJ
3.375%, 06/12/22	205	199
T-Mobile USA
4.500%, 02/01/26	395	388
4.000%, 04/15/22	340	340
Verizon Communications
4.500%, 08/10/33	1,065	1,069

		3,039

Transportation — 1.1%
Ashtead Capital
4.125%, 08/15/25 144A	300	294
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	330	353
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	571
FedEx
3.900%, 02/01/35	515	497

		1,715

Utilities — 1.0%
Alabama Power
2.450%, 03/30/22	510	498
American Electric Power
2.150%, 11/13/20	405	397

	Par	Value
	(000)	(000)

Atmos Energy
3.000%, 06/15/27	$10	$10
Berkshire Hathaway Energy
3.800%, 07/15/48 144A	635	604
MidAmerican Energy
3.650%, 08/01/48	10	9
NiSource
3.490%, 05/15/27	5	5
Public Service Company of Colorado
3.800%, 06/15/47	10	10
Virginia Electric & Power
2.750%, 03/15/23	15	15

		1,548

Total Corporate Bonds (Cost $68,429)		68,276

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond
(GMTN)
4.750%, 03/08/44	275	265

Total Other Government and Agency Obligation (Cost $247)		265

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	620	716

Total Municipal Bond (Cost $671)		716

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.5%
Federal Home Loan Mortgage Corporation — 3.2%
8.000%, 10/01/29	1	1
7.500%, 09/01/30 (C)	–	–
6.000%, 12/01/35	355	402
5.500%, 09/01/37	40	44
5.500%, 01/01/38	1	1
4.500%, 09/01/26	22	23
4.500%, 03/01/40	297	314
4.500%, 06/01/41	454	479
4.000%, 10/01/43	1,200	1,240
3.581% (US0012M+1.812%), 01/01/36 (D)	3	3
3.543% (US0012M+1.790%), 03/01/36 (D)	179	187
3.500%, 08/01/29	17	18
3.500%, 06/01/42	671	674
3.426% (US0012M+1.677%), 12/01/36 (D)	3	4
3.000%, 06/01/28	16	16
3.000%, 04/01/32	1,645	1,639

		5,045

Federal National Mortgage Association — 20.1%
8.000%, 08/01/27	6	6
8.000%, 09/01/27	1	1
7.500%, 08/01/26	1	1
7.500%, 10/01/27	5	5
7.500%, 04/01/31	2	2
7.500%, 08/01/31	3	3
7.000%, 04/01/27	1	2

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
7.000%, 11/01/27	$3	$4
7.000%, 08/01/32	1	1
6.000%, 06/01/36	7	8
5.500%, 04/01/34	164	180
5.500%, 06/01/34	8	8
5.500%, 03/01/36	10	12
5.500%, 07/01/37	6	6
5.500%, 05/01/38	11	11
5.000%, 07/01/33	11	12
5.000%, 08/01/37	160	172
5.000%, 03/01/40	205	222
5.000%, 07/01/40	27	29
5.000%, 08/01/40	331	357
4.500%, 07/01/20	4	4
4.500%, 02/01/39	216	229
4.500%, 06/01/39	184	195
4.500%, 10/01/39	31	33
4.500%, 05/01/40	1,222	1,292
4.500%, 07/01/40	15	16
4.500%, 11/01/40	649	685
4.500%, 02/01/41	96	101
4.500%, 04/01/41	5	6
4.500%, 08/01/41	11	12
4.000%, 03/01/24	10	10
4.000%, 10/01/25	239	246
4.000%, 09/01/39	8	8
4.000%, 11/01/40	613	633
4.000%, 01/01/41	78	80
4.000%, 02/01/41	990	1,021
4.000%, 11/01/41	14	14
4.000%, 12/01/41	34	35
4.000%, 01/01/42	53	55
4.000%, 02/01/42	982	1,014
4.000%, 07/01/42	938	969
4.000%, 08/01/42	532	549
4.000%, 07/01/45	875	898
4.000%, 11/01/45	13	13
3.500%, 02/01/26	176	179
3.500%, 09/01/26	14	14
3.500%, 11/01/26	201	204
3.500%, 01/01/28	947	964
3.500%, 10/01/28	10	10
3.500%, 11/01/29	704	716
3.500%, 03/01/41	1,101	1,106
3.500%, 01/01/42	25	25
3.500%, 06/01/42	1,050	1,055
3.500%, 08/01/42	1,800	1,808
3.500%, 09/01/42	31	31
3.500%, 10/01/42	856	860
3.500%, 11/01/42	50	51
3.500%, 06/01/43	970	974
3.500%, 07/01/43	1,255	1,260
3.500%, 10/01/44	31	31
3.500%, 08/01/45	35	35
3.500%, 11/01/45	27	27
3.500%, 12/01/45	1,444	1,444
3.500%, 12/01/47	771	770
3.178% (US0012M+1.428%), 08/01/35 (D)	2	2
3.000%, 06/01/27	669	670
3.000%, 11/01/29	320	320
3.000%, 11/01/42	1,701	1,662

	Par	Value
	(000)	(000)

3.000%, 04/01/43	$2,230	$2,179
3.000%, 05/01/43	979	957
3.000%, 06/01/43	16	15
3.000%, 06/01/46	1,591	1,544
2.500%, 11/01/27	1,410	1,387
2.500%, 11/01/31	2,298	2,244

		31,704

Government National Mortgage Association — 1.2%
9.500%, 03/15/20 (C)	–	–
9.000%, 11/15/19	1	1
9.000%, 06/15/21	2	2
9.000%, 09/15/21	6	6
8.500%, 08/15/27	12	12
8.000%, 09/15/27	5	5
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	941	973
4.000%, 10/20/43	8	8
3.500%, 07/15/42	860	868
3.500%, 12/20/42	21	21

		1,901

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $39,448)		38,650

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds — 7.1%
4.500%, 02/15/36	2,785	3,376
3.750%, 08/15/41	5,200	5,777
2.500%, 02/15/45	2,290	2,028

		11,181

U.S. Treasury Inflation Indexed Bond — 1.6%
0.125%, 07/15/24	2,622	2,550

U.S. Treasury Notes — 12.5%
2.250%, 11/15/25	40	38
2.125%, 09/30/21	4,380	4,320
2.000%, 02/28/21	5,585	5,516
1.750%, 10/31/20	55	54
1.625%, 12/31/19	1,460	1,443
1.625%, 08/15/22	8,080	7,748
1.625%, 05/15/26	35	32
1.500%, 12/31/18	650	647

		19,798

Total U.S. Treasury Obligations (Cost $34,754)		33,529

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund,
Class I Shares 1.230%† (E)	1,713,144	$1,713

Total Affiliated Money Market Fund (Cost $1,713)		1,713

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $159,322)		157,041
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund,
Class I Shares 1.230%† (E)	572,200	572

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.255% (E)	63,578	64

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $636)		636

TOTAL INVESTMENTS — 99.9% (Cost $159,958)		157,677
Other Assets in Excess of Liabilities — 0.1%		94
TOTAL NET ASSETS — 100.0%		$157,771

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $614 (000).
(A)	Fixed to floating rate investment. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. Rate shown is the rate in effect as of period end.
(B)	Perpetual security with no stated maturity date.
(C)	Par and Value are less than $500.
(D)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,974 (000) and represents 4.4% of total net assets as of February 28, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$1,713	$–	$–	$1,713

Asset-Backed Securities	–	11,795	–	11,795

Collateralized Mortgage Obligation	–	474	–	474

Commercial Mortgage-Backed Security	–	1,623	–	1,623

Corporate Bonds	–	68,276	–	68,276

Municipal Bond	–	716	–	716

Other Government and Agency Obligation	–	265	–	265

Short-Term Investments Purchased With Collateral From Securities Loaned	636	–	–	636

U.S. Government Agency Mortgage- Backed Obligations	–	38,650	–	38,650

U.S. Treasury Obligations	–	33,529	–	33,529

Total Assets - Investments in Securities	$2,349	$155,328	$–	$157,677

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 30.6%
Automotive — 17.4%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$6,150	$6,093
Fifth Third Auto Trust,
Series 2017-1, Cl A2A
1.590%, 04/15/20	2,250	2,242
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	4,954	4,930
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A3
1.670%, 06/15/21	5,000	4,944
GM Financial Consumer Automobile Receivables Trust,
Series 2018-1, Cl A2A
2.080%, 01/19/21	4,915	4,902
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,650	3,635
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	7,816	7,716
Huntington Auto Trust,
Series 2016-1, Cl A3
1.590%, 11/16/20	7,790	7,736
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,113	2,107
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	6,387	6,367
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	4,035	3,999
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	3,566	3,547
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A2A
1.560%, 05/15/20	6,474	6,443
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A4
1.470%, 09/15/21	5,765	5,682
Toyota Auto Receivables Owner Trust,
Series 2016-D, Cl A2A
1.060%, 05/15/19	725	724
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A2A
1.740%, 08/17/20	4,975	4,951
		76,018

Credit Cards — 11.1%
American Express Credit Account Master Trust,
Series 2017-4, Cl A
1.640%, 12/15/21	7,560	7,487
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	5,810	5,805

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2016-A6, Cl A6
1.820%, 09/15/22	$6,620	$6,530
Chase Issuance Trust,
Series 2016-A2, Cl A
1.370%, 06/15/21	7,000	6,895
Citibank Credit Card Issuance Trust,
Series 2017-A2, Cl A2
1.740%, 01/19/21	8,015	7,973
Discover Card Execution Note Trust,
Series 2016-A1, Cl A1
1.640%, 07/15/21	8,214	8,168
Synchrony Credit Card Master Note Trust,
Series 2015-2, Cl A
1.600%, 04/15/21	5,515	5,513
		48,371

Equipment — 2.1%
CNH Equipment Trust,
Series 2017-C, Cl A2
1.840%, 03/15/21	2,955	2,938
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	3,344	3,326
John Deere Owner Trust,
Series 2017-A, Cl A2
1.500%, 10/15/19	1,194	1,192
John Deere Owner Trust,
Series 2018-A, Cl A2
2.420%, 10/15/20	1,550	1,550
		9,006

Total Asset-Backed Securities (Cost $134,099)		133,395

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18 (A)	–	–
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	1	1
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	71	71
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	98	98
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	21	22
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	349	351
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	152	153
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	143	143
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	432	435
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	215	216
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	67	67
Freddie Mac, Series 3955, Cl YA
1.750%, 03/15/21	1,224	1,222

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	$62	$62

Total Collateralized Mortgage Obligations (Cost $2,848)		2,841

COMMERCIAL PAPER† — 8.3%
ABN AMRO Funding USA LLC
1.727%, 04/18/18	4,500	4,489
Anheuser-Busch InBev Worldwide
1.688%, 07/05/18	5,000	4,962
Bank of Tokyo-Mitsubishi UFJ
1.885%, 07/02/18	5,600	5,560
Credit Suisse
1.830%, 05/08/18	4,750	4,733
Kells Funding LLC
1.727%, 04/11/18	5,000	4,990
MetLife Short Term Funding LLC
1.909%, 05/21/18	2,416	2,414
1.909%, 05/22/18	2,600	2,588
Svenska Handelsbanken AB
1.456%, 06/01/18	5,000	4,974
Walgreens Boots Alliance
1.940%, 04/25/18	1,500	1,495

Total Commercial Paper (Cost $36,220)		36,205

CORPORATE BONDS — 42.2%
Automotive — 1.7%
American Honda Finance
1.500%, 11/19/18	2,400	2,383
Ford Motor Credit LLC
2.021%, 05/03/19	3,150	3,119
Toyota Motor Credit (GMTN)
2.200%, 01/10/20	1,700	1,689
		7,191

Cable — 0.5%
21st Century Fox America
6.900%, 03/01/19	2,250	2,342

Energy — 1.1%
BP Capital Markets PLC
1.768%, 09/19/19	1,540	1,520
Valero Energy
6.125%, 02/01/20	3,060	3,246
		4,766

Financials — 22.9%
American Express
7.000%, 03/19/18	750	752
American Express Credit (MTN)
1.875%, 05/03/19	815	808
1.800%, 07/31/18	3,100	3,093
Ameriprise Financial
7.300%, 06/28/19	3,537	3,749
Bank of America (GMTN)
2.600%, 01/15/19	6,000	6,002

	Par (000)	Value (000)

Bank of Montreal (MTN)
1.750%, 09/11/19	$4,750	$4,687
Bank of Nova Scotia
1.650%, 06/14/19	5,400	5,336
BNP Paribas SA (MTN)
2.450%, 03/17/19	2,410	2,406
2.400%, 12/12/18	2,990	2,990
Capital One Financial
2.450%, 04/24/19	5,400	5,380
CBOE Global Markets
1.950%, 06/28/19	1,490	1,475
Citigroup
2.550%, 04/08/19	5,400	5,393
Commonwealth Bank of Australia (GMTN)
2.050%, 03/15/19	3,000	2,984
Cooperatieve Rabobank UA
1.375%, 08/09/19	5,400	5,293
Goldman Sachs Group
2.550%, 10/23/19	5,400	5,376
John Deere Capital (MTN)
1.650%, 10/15/18	2,200	2,192
JPMorgan Chase
2.250%, 01/23/20	6,000	5,944
Morgan Stanley
2.650%, 01/27/20	5,400	5,377
MUFG Union Bank NA
2.625%, 09/26/18	2,675	2,677
Royal Bank of Canada
2.200%, 09/23/19	6,850	6,819
Santander UK PLC
2.500%, 03/14/19	4,752	4,747
Sumitomo Mitsui Banking
2.092%, 10/18/19	750	741
Toronto-Dominion Bank (GMTN)
1.900%, 10/24/19	4,580	4,527
Wells Fargo
2.125%, 04/22/19	5,400	5,369
Westpac Banking
2.150%, 03/06/20	5,588	5,515
		99,632

Food, Beverage & Tobacco — 0.4%
Kraft Heinz Foods
2.000%, 07/02/18	1,810	1,809

Healthcare — 4.0%
Abbott Laboratories
2.350%, 11/22/19	2,185	2,174
AbbVie
1.800%, 05/14/18	3,760	3,756
Aetna
1.700%, 06/07/18	2,395	2,391
Cardinal Health
2.400%, 11/15/19	2,950	2,936
Gilead Sciences
1.850%, 09/20/19	2,600	2,571
Walgreen
5.250%, 01/15/19	3,506	3,582
		17,410

Industrials — 0.7%
Ryder System (MTN)
2.550%, 06/01/19	2,939	2,930

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 2.0%
Assurant
2.500%, 03/15/18	$2,100	$2,101
Prudential Financial (GMTN)
2.300%, 08/15/18	2,200	2,199
XLIT
2.300%, 12/15/18	4,610	4,597
		8,897

Materials — 1.5%
Caterpillar Financial Services (MTN)
2.000%, 11/29/19	3,510	3,478
Monsanto
2.125%, 07/15/19	2,872	2,847
		6,325

Retail — 0.8%
McDonald’s (MTN)
2.100%, 12/07/18	3,700	3,692

Technology — 3.6%
Amphenol
2.200%, 04/01/20	2,385	2,358
Apple
1.550%, 02/08/19	2,200	2,184
IBM Credit LLC
1.625%, 09/06/19	5,285	5,214
Oracle
5.000%, 07/08/19	4,085	4,218
QUALCOMM
1.850%, 05/20/19	1,550	1,536
		15,510

Telecommunications — 1.1%
AT&T
5.800%, 02/15/19	4,560	4,693

Utilities — 1.9%
NextEra Energy Capital Holdings
2.300%, 04/01/19	2,820	2,810
1.649%, 09/01/18	1,180	1,174
Sempra Energy
2.400%, 03/15/20	3,385	3,351
Southern
1.550%, 07/01/18	850	848
Southern Power
1.950%, 12/15/19	300	295
		8,478

Total Corporate Bonds (Cost $185,034)		183,675

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Notes — 17.4%
1.625%, 07/31/19	$ 3,495	$ 3,468
1.500%, 12/31/18	16,635	16,558
1.500%, 01/31/19	9,320	9,270
1.500%, 05/31/19	20,165	20,006
1.375%, 09/30/18	2,645	2,636
1.000%, 11/30/18	8,900	8,834
0.875%, 04/15/19	10,035	9,896
0.750%, 10/31/18	5,025	4,984

Total U.S. Treasury Obligations (Cost $75,858)		75,652

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 1.230%†† (B)	3,282,657	3,283

Total Affiliated Money Market Fund (Cost $3,283)		3,283

TOTAL INVESTMENTS — 99.9% (Cost $437,342)		435,051

Other Assets in Excess of Liabilities — 0.1%		653
TOTAL NET ASSETS — 100.0%		$435,704

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$3,283	$–	$–	$3,283

Asset-Backed Securities	–	133,395	–	133,395

Collateralized Mortgage Obligations	–	2,841	–	2,841

Commercial Paper	–	36,205	–	36,205

Corporate Bonds	–	183,675	–	183,675

U.S. Treasury Obligations	–	75,652	–	75,652

Total Assets - Investments in Securities	$3,283	$431,768	$–	$435,051

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.8%
Alaska — 4.7%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,330
Alaska International Airports System (RB)
Series A
5.000%, 10/01/30	1,190	1,361

		2,691

California — 3.9%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,124
California State (GO)
5.000%, 09/01/27	1,000	1,109

		2,233

Connecticut — 3.9%
Connecticut State Health & Educational Facility
Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,245

Florida — 11.7%
Broward County, Florida Port Facilities (RB)
Series A (AGM)
5.000%, 09/01/24	1,000	1,097
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/22	1,500	1,658
Miami-Dade County, Florida Aviation (RB)
5.000%, 10/01/28	1,000	1,163
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/26	1,500	1,713
Volusia County Educational Facility
Authority (RB) Series B
5.000%, 10/15/29	1,000	1,123

		6,754

Georgia — 3.0%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,725

Illinois — 6.8%
Chicago Midway International Airport (RB)
Series B
5.000%, 01/01/23	2,500	2,805
Railsplitter Tobacco Settlement Authority (RB)
5.000%, 06/01/28	1,000	1,134

		3,939

Indiana — 10.9%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,407
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,251

	Par (000)	Value (000)
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	$1,245	$1,465
5.000%, 07/01/32	1,000	1,161

		6,284

Kansas — 2.3%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,307

Louisiana — 2.0%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,157

Massachusetts — 7.3%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,233
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	400	443
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,195	1,237
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,309

		4,222

Missouri — 5.4%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,862
5.000%, 06/01/27	1,145	1,245

		3,107

New Jersey — 4.9%
New Jersey Turnpike Authority (RB) Series A1
5.000%, 01/01/32	1,500	1,721
South Jersey Transportation Authority LLC (RB)
Series A
5.000%, 11/01/29	1,000	1,087

		2,808

Ohio — 2.1%
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,215

Oklahoma — 1.9%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA)
5.000%, 09/01/27	1,000	1,085

Pennsylvania — 13.0%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,089
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	989
5.000%, 02/15/27	1,275	1,497
Philadelphia Airport Revenue (RB) Series B
5.000%, 07/01/34	1,500	1,683

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Temple University (RB) Second Series of 2016 5.000%, 04/01/31	$1,000	$1,135
Philadelphia Gas Works (RB) Thirteenth Series 5.000%, 08/01/22	1,000	1,115

		7,508

Texas — 8.4%
Brownsville Utilities System (RB) Series A 5.000%, 09/01/25	2,220	2,500
Dallas-Fort Worth International Airport (RB) Series G 5.000%, 11/01/26	1,125	1,214
North Texas Tollway Authority System (RB) First Tier Series A 5.000%, 01/01/33	1,000	1,140

		4,854

Washington — 3.9%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,241

Guam — 2.7%
Guam (RB) Series A 5.000%, 01/01/25	1,500	1,595

Total Municipal Bonds (Cost $56,347)		56,970

TOTAL INVESTMENTS — 98.8% (Cost $56,347)		56,970

Other Assets in Excess of Liabilities — 1.2%		674

TOTAL NET ASSETS — 100.0%		$57,644

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$56,970	$–	$56,970

Total Assets - Investments in Securities	$–	$56,970	$–	$56,970

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 96.0%
Maryland — 91.2%
Annapolis, Public Improvement (GO) Series 2017
5.000%, 08/01/23	$615	$679
Anne Arundel County, Consolidated General
Improvement (GO)
5.000%, 04/01/31	1,000	1,154
Baltimore County, Consolidated Public
Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,728
Baltimore, Wastewater Projects (RB)
Series A (NATL-RE)
5.000%, 07/01/22	770	824
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,147
Cecil County, Consolidated Public
Improvement (GO)
4.000%, 02/01/30	1,000	1,071
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,184
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,170
Howard County, Consolidated Public
Improvement (GO) Series B
5.000%, 08/15/22	945	1,046
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	5	5
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,567
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,286
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	1,000	1,111
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	1,500	1,693
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,113
Maryland Health & Higher Educational Facilities
Authority, University of Maryland Medical
Systems (RB) Series B
5.000%, 07/01/31	1,000	1,138
Maryland Stadium Authority, Baltimore City
Public Schools (RB)
5.000%, 05/01/32	1,000	1,144
Maryland State (GO) Series A
5.000%, 03/15/28	1,000	1,197
Montgomery County (GO) Series A
5.000%, 11/01/29	1,000	1,156
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,179
Washington Suburban Sanitary Commission,
Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,188

		24,780

	Par	Value
	(000)	(000)

Guam — 4.8%
Guam (RB) Series A
5.000%, 01/01/27	$1,250	$1,319

Total Municipal Bonds (Cost $26,102)		26,099
TOTAL INVESTMENTS — 96.0% (Cost $26,102)		26,099

Other Assets in Excess of Liabilities — 4.0%		1,080
TOTAL NET ASSETS — 100.0%		$27,179

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$ –	$ 26,099	$ –	$ 26,099

Total Assets - Investments in Securities	$ –	$ 26,099	$ –	$ 26,099

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 90.1%

Ohio — 84.0%
Columbus, Various Purpose (GO) Series 4
5.000%, 02/15/27	$1,000	$1,194
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,275
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,290
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/29	850	941
Hilliard City School District (GO)
4.000%, 12/01/31	1,040	1,114
Kent State University (RB)
5.000%, 05/01/30	1,000	1,152
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	1,005	1,119
Miami University (RB)
5.000%, 09/01/22	1,000	1,127
5.000%, 09/01/29	350	410
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	580
5.000%, 11/15/30	450	520
Ohio State Higher Educational Facility
Commission, Cleveland Clinic (RB)
Series B-3
1.100%, 01/01/39	1,000	1,000
Ohio State Higher Educational Facility
Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	602
5.000%, 12/01/26	725	827
5.000%, 12/01/27	160	181
Ohio State Public Facilities Commission, Coal
Development (GO) Series M
5.000%, 02/01/24	1,310	1,512
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,273
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	101
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,152
Summit County (GO)
4.000%, 12/01/28	1,000	1,078
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,121
		19,569

Guam — 6.1%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,429
		1,429

Total Municipal Bonds (Cost $20,892)		20,998

Value
(000)

TOTAL INVESTMENTS — 90.1% (Cost $20,892)	$20,998
Other Assets in Excess of Liabilities — 9.9%	2,313
TOTAL NET ASSETS — 100.0%	$23,311

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$20,998	$–	$20,998

Total Assets - Investments in Securities	$–	$20,998	$–	$20,998

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2 018 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 99.1%
Alaska — 4.2%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,125
Alaska International Airports System (RB)
Series A
5.000%, 10/01/24	1,250	1,448
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,742
		4,315

Arizona — 1.7%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,755

California — 1.0%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/20	1,000	1,071

District of Columbia — 1.7%
District of Columbia (GO) Series E
5.000%, 06/01/21	1,605	1,768

Florida — 10.4%
Broward County, Florida Port Facilities (RB)
Series A (AGM)
5.000%, 09/01/24	1,730	1,899
Central Florida Expressway Authority
(BAN) (RB)
1.625%, 01/01/19	1,925	1,925
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,042
5.000%, 06/01/21	1,500	1,646
5.000%, 06/01/22	1,500	1,658
Palm Beach County Health Facilities
Authority (RB)
4.000%, 12/01/19	1,000	1,031
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/24	1,345	1,540
		10,741

Illinois — 10.3%
Champaign County Community Unit School
District No 4 (GO)
5.000%, 01/01/21	1,000	1,082
Chicago Midway International Airport (RB)
Series B
5.000%, 01/01/22	1,000	1,103
Chicago O’Hare International Airport (RB)
Series B
5.000%, 01/01/23	1,000	1,127
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,615
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,034

	Par	Value
	(000)	(000)

Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	$1,430	$1,466
Railsplitter Tobacco Settlement Authority (RB)
5.000%, 06/01/26	1,925	2,207
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,020
		10,654

Indiana — 8.3%
Ball State University, Housing and Dining
System (RB)
5.000%, 07/01/21	725	798
5.000%, 07/01/22	500	559
Ball State University, Student Fee (RB)
Series R
5.000%, 07/01/21	1,500	1,651
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/20	1,000	1,076
5.000%, 08/15/21	1,000	1,101
Indiana Municipal Power Agency, Power Supply
System (RB) Series C
5.000%, 01/01/24	1,000	1,143
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,328
		8,656

Iowa — 1.1%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,169

Kansas — 2.1%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,052
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,153
		2,205

Kentucky — 2.9%
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,042

Louisiana — 0.9%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	903

Maryland — 2.6%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,567
Maryland State, Prerefunded 03/01/21 @ 100
(GO) Series A
5.000%, 03/01/22	1,000	1,095
		2,662

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Massachusetts — 0.7%
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	$675	$705

Michigan — 2.5%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,045
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,500
		2,545

Mississippi — 1.4%
Mississippi Business Finance Corporation,
Chevron USA (RB) Series G (VRDN)
1.100%, 03/01/18	1,500	1,500

Missouri — 5.3%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,071
5.000%, 06/01/22	1,570	1,754
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,652
		5,477

New Jersey — 2.6%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,514
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/27	1,000	1,177
		2,691

New York — 4.4%
Long Island Power Authority (RB)
Series A (ETM)
5.000%, 04/01/19	1,385	1,436
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,120
		4,556

North Carolina — 4.7%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,038
North Carolina Housing Finance Agency (RB)
Series 38-B
4.000%, 07/01/47	1,475	1,567
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,266
		4,871

	Par	Value
	(000)	(000)

Ohio — 2.2%
American Municipal Power, AMP Fremont
Energy Center (RB) Series A
5.000%, 02/15/25 $	1,500	$1,726
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/23	500	561
		2,287

Pennsylvania — 7.6%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/19	610	638
Dauphin County (GO)
5.000%, 11/15/18	765	784
Dauphin County (GO) (ETM)
5.000%, 11/15/18	250	256
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/20	1,000	1,046
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,699
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	500	509
Pennsylvania Turnpike Commission, Prerefunded
12/01/21 @ 100 (RB) Series E
5.000%, 12/01/24	1,000	1,115
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,872
		7,919

Tennessee — 0.7%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	670	696

Texas — 11.7%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,701
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,186
Lewisville Independent School
District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,210
North Texas Tollway Authority System (RB)
First Tier Series A
5.000%, 01/01/25	1,400	1,575
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,548
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,216
University of Texas System (RB) Series J
5.000%, 08/15/24	1,500	1,747
		12,183

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Utah — 1.0%
Nebo School District, School Building (GO)
5.000%, 07/01/19	$1,000	$1,046
Virginia — 1.0%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,053
Washington — 6.1%
Energy Northwest, Project 1 (RB) Series A
5.000%, 07/01/26	2,000	2,241
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,401
Seattle Washington Municipal Light & Power
Improvement (RB) Series C
5.000%, 10/01/23	1,500	1,724

		6,366

Total Municipal Bonds (Cost $103,359)		102,836
TOTAL INVESTMENTS — 99.1% (Cost $103,359)		102,836
Other Assets in Excess of Liabilities — 0.9%		931
TOTAL NET ASSETS — 100.0%		$103,767

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$102,836	$–	$102,836

Total Assets - Investments in Securities	$–	$102,836	$–	$102,836

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.6%
Federal Farm Credit Bank — 15.0%
Federal Farm Credit Bank
1.520% (FEDL01+0.100%), 03/14/18 (FRN)	$40,000	$40,000
1.626% (US0001M+0.030%), 03/22/18 (FRN)	35,000	35,002
1.650% (FCPR DLY-2.850%), 04/05/18 (FRN)	40,000	40,011
1.540% (FCPR DLY-2.960%), 05/11/18 (FRN)	20,000	20,008
1.600% (FCPR DLY-2.900%), 05/14/18 (FRN)	75,000	75,006
1.720% (FCPR DLY-2.780%), 06/12/18 (FRN)	100,000	100,110
1.596% (US0001M+0.000%), 06/21/18 (FRN)	40,000	40,018
1.651% (US0003M-0.053%), 07/09/18 (FRN)	70,000	70,043
1.650% (FCPR DLY-2.850%), 08/10/18 (FRN)	28,000	27,996
1.621% (US0001M+0.040%), 08/10/18 (FRN)	50,000	50,044
1.120% (US0001M-0.140%), 09/28/18 (FRN)	50,000	49,999
1.702% (USBMMY3M+0.050%), 12/05/18 (FRN)	55,000	55,000
1.320% (US0003M-0.195%), 12/07/18 (FRN)	20,000	19,999
1.380% (FCPR DLY-3.120%),
01/02/19 (FRN)	50,000	50,000
1.480% (FCPR DLY-3.020%),
01/14/19 (FRN)	35,000	35,034
1.766% (US0001M+0.170%),
01/22/19 (FRN)	72,787	72,981
1.752% (USBMMY3M+0.100%),
01/25/19 (FRN)	20,000	20,007
1.390% (FCPR DLY-3.110%),
02/01/19 (FRN)	60,000	59,999
1.450% (FCPR DLY-3.070%),
02/20/19 (FRN)	50,000	49,998
1.390% (FCPR DLY-3.110%),
02/28/19 (FRN)	35,000	34,998
1.389% (US0003M-0.160%), 03/12/19 (FRN)	25,000	24,999
1.520% (US0001M-0.060%), 04/03/19 (FRN)	50,000	50,035
1.430% (FEDL01+0.010%), 04/24/19 (FRN)	15,200	15,207
1.440% (FCPR DLY-3.060%),
04/25/19 (FRN)	45,000	44,995
1.395% (FEDL01-0.025%), 06/18/19 (FRN)	57,000	57,000
1.491% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,996
Federal Farm Credit Bank (DN)
1.480%, 03/07/18	45,000	44,991
1.480%, 03/09/18	25,000	24,993
1.480%, 03/15/18	5,000	4,998
1.480%, 03/22/18	25,000	24,984
1.520%, 04/02/18	25,000	24,966
1.620%, 04/06/18	40,000	39,945
1.630%, 04/10/18	10,000	9,985
1.540%, 04/12/18	25,000	24,955
1.540%, 04/17/18	10,000	9,980
1.630%, 04/23/18	15,000	14,969
1.630%, 04/25/18	20,000	19,958
1.630%, 04/27/18	35,000	34,921
1.700%, 05/07/18	40,000	39,893
1.630%, 05/11/18	5,000	4,984
1.460%, 05/24/18	15,000	14,949

	Par	Value
	(000)	(000)

1.680%, 06/26/18	$37,000	$36,799

		1,544,755

Federal Home Loan Bank — 27.9%
Federal Home Loan Bank
1.311% (US0003M-0.170%), 03/01/18 (FRN)	30,000	30,000
1.440% (US0001M-0.140%), 04/06/18 (FRN)	40,000	40,000
1.150% (US0001M-0.145%), 04/17/18 (FRN)	45,010	45,009
1.445% (US0001M-0.145%), 04/19/18 (FRN)	35,000	35,000
1.100% (US0001M-0.145%), 04/20/18 (FRN)	25,000	25,000
1.435% (US0001M-0.140%), 05/01/18 (FRN)	30,000	30,000
1.410% (US0001M-0.165%), 05/01/18 (FRN)	50,000	50,000
1.424% (US0001M-0.155%), 05/08/18 (FRN)	40,000	40,000
1.421% (US0001M-0.160%), 05/11/18 (FRN)	25,000	25,000
1.615% (US0001M+0.025%), 05/17/18 (FRN)	25,000	25,000
0.880% (US0001M-0.143%), 05/22/18 (FRN)	30,000	30,000
1.400% (US0001M-0.170%), 06/01/18 (FRN)	110,600	110,600
1.336% (US0003M-0.200%), 06/11/18 (FRN)	80,000	80,000
1.446% (US0001M-0.135%), 06/12/18 (FRN)	25,000	25,000
1.481% (US0001M-0.140%), 06/26/18 (FRN)	50,000	50,000
1.458% (US0001M-0.130%), 07/13/18 (FRN)	50,000	50,000
1.440% (US0001M-0.150%), 07/19/18 (FRN)	50,000	50,000
1.123% (US0001M-0.145%), 08/15/18 (FRN)	90,000	89,994
1.460% (US0001M-0.130%), 08/20/18 (FRN)	40,000	40,000
1.488% (US0001M-0.115%), 08/23/18 (FRN)	40,000	40,000
1.506% (US0001M-0.125%), 08/27/18 (FRN)	40,000	39,998
1.420% (US0001M-0.115%), 08/28/18 (FRN)	50,000	50,011
1.466% (US0001M-0.115%), 09/11/18 (FRN)	50,000	50,000
1.463% (US0001M-0.120%), 09/13/18 (FRN)	50,000	50,000
1.455% (US0001M-0.120%), 10/01/18 (FRN)	35,000	35,000
1.446% (US0001M-0.135%), 10/12/18 (FRN)	40,000	40,000
1.448% (US0001M-0.140%), 10/16/18 (FRN)	50,000	50,000
1.455% (US0001M-0.135%), 10/19/18 (FRN)	25,000	25,000
1.440% (US0001M-0.140%), 11/02/18 (FRN)	40,000	40,000
1.489% (US0001M-0.090%), 11/08/18 (FRN)	40,000	40,000
1.444% (US0001M-0.135%), 11/08/18 (FRN)	60,000	60,000
1.489% (US0001M-0.090%), 11/09/18 (FRN)	40,000	40,000
1.476% (US0001M-0.105%), 12/11/18 (FRN)	75,000	75,000
1.483% (US0001M-0.100%), 12/13/18 (FRN)	50,000	50,000
1.475% (US0001M-0.115%), 12/18/18 (FRN)	55,000	55,000
1.469% (US0001M-0.110%), 01/04/19 (FRN)	35,000	35,000
1.498% (US0001M-0.090%), 01/14/19 (FRN)	25,000	25,011
1.531% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
1.499% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
1.510% (US0001M-0.110%), 02/22/19 (FRN)	75,000	75,000
1.508% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
1.464% (US0001M-0.115%), 04/05/19 (FRN)	50,000	50,000
1.498% (US0001M-0.090%), 04/15/19 (FRN)	70,000	70,000
1.506% (US0001M-0.090%), 07/22/19 (FRN)	55,000	55,000
Federal Home Loan Bank (DN)
1.480%, 03/05/18	40,000	39,994
1.480%, 03/09/18	23,000	22,993
1.480%, 03/15/18	40,000	39,979
1.350%, 03/16/18	40,000	39,978
1.480%, 03/28/18	40,000	39,959
1.560%, 04/10/18	40,000	39,931
1.592%, 04/18/18	58,900	58,775
1.580%, 04/23/18	40,000	39,907
1.590%, 04/24/18	50,000	49,881
1.600%, 04/26/18	90,000	89,776
1.490%, 05/02/18	45,000	44,885

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
0.795%, 05/04/18	$80,000	$79,789
1.650%, 05/11/18	20,000	19,935
1.650%, 05/17/18	25,000	24,912
1.680%, 05/25/18	78,000	77,692
1.680%, 06/12/18	25,000	24,880
1.840%, 07/05/18	39,948	39,728
1.840%, 07/12/18	50,000	49,715

		2,868,332

Federal Home Loan Mortgage Corporation — 6.9%
Federal Home Loan Mortgage Corporation
0.875%, 03/07/18	25,000	24,999
1.425% (US0001M-0.165%), 05/18/18 (FRN)	50,000	50,000
1.418% (US0001M-0.170%), 06/14/18 (FRN)	50,000	50,000
1.430% (US0001M-0.160%), 07/19/18 (FRN)	45,000	45,000
1.491% (US0003M-0.250%), 07/24/18 (FRN)	26,700	26,696
0.850%, 07/27/18	40,000	39,934
1.431% (US0001M-0.150%), 02/12/19 (FRN)	40,000	40,000
1.479% (US0001M-0.100%), 08/08/19 (FRN)	50,000	50,000
Federal Home Loan Mortgage Corporation (DN)
1.480%, 03/14/18	40,000	39,983
1.360%, 03/19/18	50,000	49,966
1.400%, 03/20/18	75,000	74,945
1.480%, 03/21/18	40,000	39,973
1.480%, 03/22/18	30,000	29,979
1.630%, 04/10/18	50,000	49,923
1.630%, 04/16/18	30,000	29,946
1.420%, 04/23/18	50,000	49,896
1.640%, 05/21/18	20,000	19,926

		711,166

Federal National Mortgage Association — 3.8%
Federal National Mortgage Association
0.875%, 05/21/18	25,000	24,980
Federal National Mortgage Association (DN)
1.380%, 03/21/18	25,840	25,820
1.480%, 03/26/18	70,000	69,936
1.460%, 03/28/18	40,000	39,956
1.620%, 04/04/18	50,000	49,935
1.630%, 04/18/18	70,000	69,868
1.630%, 04/23/18	40,000	39,918
1.410%, 04/25/18	30,000	29,935
1.640%, 05/30/18	40,000	39,836

		390,184

Total U.S. Government Agency Obligations (Cost $5,514,437)		5,514,437

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bills† — 13.0%
1.320%, 03/15/18	$ 50,000	$ 49,978
1.370%, 03/22/18	150,000	149,882
1.470%, 03/29/18	130,000	129,860
1.490%, 04/05/18	140,000	139,819
1.503%, 04/12/18	110,000	109,813
1.086%, 04/19/18	100,000	99,806
1.450%, 04/26/18	40,000	39,905
1.550%, 05/03/18	50,000	49,877
1.530%, 05/10/18	80,000	79,766
1.600%, 05/17/18	50,000	49,853
0.968%, 05/24/18	40,000	39,850
1.650%, 05/31/18	80,000	79,693
1.640%, 06/07/18	50,000	49,806
1.730%, 07/05/18	50,000	49,728
1.770%, 07/12/18	25,000	24,857
1.708%, 08/09/18	75,000	74,427
1.771%, 08/16/18	80,000	79,343
1.800%, 08/23/18	40,000	39,653

		1,335,916

U.S. Treasury Notes — 1.8%
0.750%, 03/31/18	35,000	34,987
2.875%, 03/31/18	60,000	60,083
1.000%, 08/15/18	50,000	49,850
1.822% (USBMMY3M+0.170%),
10/31/18 (FRN)	35,000	35,040

		179,960

Total U.S. Treasury Obligations (Cost $1,515,876)		1,515,876

	Number
	of Shares
MONEY MARKET FUNDS — 0.7%
Invesco Government & Agency Portfolio,
Institutional Class 1.300% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 1.255% (A)	73,370,485	73,370

Total Money Market Funds (Cost $74,370)		74,370

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
REPURCHASE AGREEMENTS — 31.5%
Deutsche Bank Securities Inc.
1.390% (dated 02/28/18, due 03/01/18, repurchase price $125,004,826, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% and 2.750%, due 04/19/18 and 02/15/28, total value $127,500,045)	$125,000	$125,000
Goldman Sachs & Co.
1.380% (dated 02/28/18, due 03/01/18, repurchase price $660,025,300, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.000% to 6.500%, due 01/01/25 to 02/01/48, total value $673,200,000) (B)	660,000	660,000
1.390% (dated 02/28/18, due 03/07/18, repurchase price $150,040,542, collateralized by Federal Home Loan Bank Bond, Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Government National Mortgage Association Bonds, U.S. Treasury Bond and U.S. Treasury Note, 2.125% to 7.875%, due 02/01/19 to 02/20/48, total value $153,000,000) (B)	150,000	150,000
HSBC Securities USA
1.360% (dated 02/28/18, due 03/01/18, repurchase price $450,017,000, collateralized by U.S. Treasury Bills and U.S. Treasury Notes, 0.000% to 2.250%, due 03/01/18 to 09/30/24, total value $459,001,535) (C)	450,000	450,000
1.340% (dated 02/27/18, due 03/06/18, repurchase price $250,065,139, collateralized by U.S. Treasury Notes, 0.125% and 1.125%, due 01/15/21 and 04/15/22, total value $255,000,668) (C)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith
1.380% (dated 02/28/18, due 03/01/18, repurchase price $100,003,833, collateralized by Government National Mortgage Association Bonds, 2.500% to 4.500%, due 04/15/45 to 12/20/47, total value $102,000,001)	100,000	100,000
Mitsubishi UFJ Securities Inc.
1.330% (dated 02/28/18, due 03/01/18, repurchase price $150,005,542, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 6.000%, due 02/01/24 to 03/01/48, total value $153,005,653)	150,000	150,000

	Par	Value
	(000)	(000)
RBC Capital Markets LLC
1.330% (dated 02/28/18, due 03/01/18, repurchase price $200,007,389, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 2.000% and 2.500%, due 02/15/23 and 02/15/45, total value $204,007,539) (D)	$200,000	$200,000
1.340% (dated 02/28/18, due 03/01/18, repurchase price $150,005,583, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 4.500%, due 03/01/25 to 01/01/57, total value $153,005,695) (D)	150,000	150,000
1.320% (dated 02/07/18, due 03/09/18, repurchase price $100,110,000, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Adjusted Note, U.S. Treasury Inflation Indexed Bond and U.S. Treasury Note, 0.125% to 3.875%, due 04/15/21 to 08/15/47, total value $102,112,204) (D)	100,000	100,000
Royal Bank of Scotland
1.340% (dated 02/28/18, due 03/01/18, repurchase price $600,022,333, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.875% to 8.875%, due 05/15/18 to 05/15/43, total value $612,001,776)	600,000	600,000
Toronto Dominion Securities LLC
1.360% (dated 02/28/18, due 03/01/18, repurchase price $205,007,744, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.500% to 4.000%, due 05/01/47 to 12/01/47, total value $209,100,000) (E)	205,000	205,000
1.340% (dated 02/27/18, due 03/06/18, repurchase price $100,026,056, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 3.500% and 4.000%, due 09/01/47 and 12/01/47, total value $102,000,001) (E)	100,000	100,000

Total Repurchase Agreements (Cost $3,240,000)		3,240,000
TOTAL INVESTMENTS — 100.6% (Cost $10,344,683)		10,344,683
Liabilities in Excess of Other Assets — (0.6)%		(59,636)
TOTAL NET ASSETS — 100.0%		$10,285,047

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of February 28, 2018, the total value of Goldman Sachs & Co. Repurchase Agreements is $810,000 (000) (collateral value of $826,200 (000)).
(C)	As of February 28, 2018, the total value of HSBC Securities USA Repurchase Agreements is $700,000 (000) (collateral value of $714,002 (000)).
(D)	As of February 28, 2018, the total value of RBC Capital Markets LLC Repurchase Agreements is $450,000 (000) (collateral value of $ 459,125 (000)).
(E)	As of February 28, 2018, the total value of Toronto Dominion Securities LLC Repurchase Agreements is $305,000 (000) (collateral value of $311,100 (000)).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$74,370	$–	$–	$74,370

Repurchase Agreements	–	3,240,000	–	3,240,000

U.S. Government Agency Obligations	–	5,514,437	–	5,514,437

U.S. Treasury Obligations	–	1,515,876	–	1,515,876

Total Assets - Investments in Securities	$74,370	$10,270,313	$–	$10,344,683

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 100.5%
U.S. Treasury Bills† — 73.1%
0.936%, 03/01/18	$125,000	$125,000
1.200%, 03/08/18	95,000	94,976
1.320%, 03/15/18	70,000	69,965
1.370%, 03/22/18	65,000	64,950
1.470%, 03/29/18	85,000	84,909
1.490%, 04/05/18	50,000	49,933
1.503%, 04/12/18	75,000	74,876
1.086%, 04/19/18	75,000	74,854
1.450%, 04/26/18	50,000	49,889
1.550%, 05/03/18	43,000	42,894
1.530%, 05/10/18	20,000	19,942
1.600%, 05/17/18	20,000	19,934
0.968%, 05/24/18	15,000	14,948
1.650%, 05/31/18	20,000	19,929
1.640%, 06/07/18	15,000	14,942
1.440%, 06/14/18	5,000	4,979
1.730%, 07/05/18	15,000	14,918
1.770%, 07/12/18	11,000	10,937
1.605%, 07/26/18	20,000	19,870
1.708%, 08/09/18	5,000	4,962
1.771%, 08/16/18	20,000	19,834

		897,441

U.S. Treasury Notes — 27.4%
1.842% (USBMMY3M+0.190%),
04/30/18 (FRN)	93,000	93,032
1.826% (USBMMY3M+0.174%),
07/31/18 (FRN)	72,000	72,066
1.822% (USBMMY3M+0.170%),
10/31/18 (FRN)	83,000	83,106
1.792% (USBMMY3M+0.140%),
01/31/19 (FRN)	33,000	33,044
1.722% (USBMMY3M+0.070%),
04/30/19 (FRN)	55,000	55,045

		336,293

Total U.S. Treasury Obligations (Cost $1,233,734)		1,233,734

	Number	Value
	of Shares	(000)
MONEY MARKET FUNDS — 0.9%
BlackRock Treasury Trust Fund
Institutional Class,
1.314%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management
Institutional Shares,
1.310% (A)	10,951,285	10,951

Total Money Market Funds (Cost $11,451)		11,451
TOTAL INVESTMENTS — 101.4%
(Cost $1,245,185)		1,245,185

Liabilities in Excess of Other Assets — (1.4)%		(17,102)
TOTAL NET ASSETS — 100.0%		$1,228,083

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$11,451	$–	$–	$11,451

U.S. Treasury Obligations	–	1,233,734	–	1,233,734

Total Assets - Investments in Securities	$11,451	$1,233,734	$–	$1,245,185

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 28, 2018, the Trust offered for sale shares of 23 Funds (individually, a “Fund”, collectively, the “Funds”).

As of February 28, 2018, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees (the “Board”). Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board. A number of Services are available and the Funds may use various Services or discontinue the use of any Service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments using available market quotations, or value pursuant to methods approved by the Board. No such investments held by the Money Market Funds on February 28, 2018 were valued using a method other than amortized cost. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates fair value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the price that a Fund would expect to receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of a Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs. Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indices, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in total net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2018 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. As of February 28, 2018, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. As of February 28, 2018, there were no open futures contracts.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of February 28, 2018 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

During the nine-month period ended February 28, 2018, the futures transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2017 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 28, 2018 (000)

International Equity Fund
Futures Contracts	$9,330	$29,913	$(39,243)	$–

3. Affiliated Investments

The common stock of PNC Financial Services Group, Inc., an affiliate of PNC Capital Advisors, LLC (the “Adviser”), adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Financial Services Group, Inc. owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Financial Services Group, Inc. and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust, PNC Advantage Funds, a separate investment company affiliated with PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The total value at May 31, 2017 and February 28, 2018, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the nine-month period ended February 28, 2018 are shown in the following table.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 02/28/18 (000)	Number of Shares at 02/28/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Balanced Allocation Fund

AFFILIATED MONEY MARKET FUND – 1.7%*
PNC Government Money Market Fund	$ 454	$ 4,941	$ 5,065	$ –	$ –	$ 330	329,043	$ 3	$ –

EXCHANGE-TRADED FUND – 8.7%*
iShares MSCI EAFE Value ETF	806	967	98	15	26	1,716	31,053	42	–

MUTUAL FUND – 8.1%*
PNC International Growth Fund	2,636	24	1,500	437	3	1,600	107,958	9	15
	$ 3,896	$ 5,932	$ 6,663	$ 452	$ 29	$ 3,646	468,054	$ 54	$ 15
Emerging Markets Equity Fund

AFFILIATED MONEY MARKET FUND – 3.7%*
PNC Government Money Market Fund	$ 544	$ 2,375	$ 2,390	$ –	$ –	$ 529	529,059	$ 3	$ –

EXCHANGE-TRADED FUND – 0.0%*
iShares MSCI Thailand Capped ETF	125	–	144	20	(1)	–	–	3	–
	$ 669	$ 2,375	$ 2,534	$ 20	$ (1)	$ 529	529,059	$ 6	$ –
International Equity Fund

AFFILIATED MONEY MARKET FUND – 5.9%*
PNC Government Money Market Fund	$ 73,759	$ 307,491	$ 306,654	$ –	$ –	$ 74,596	74,596,129	$ 366	$ –

EXCHANGE-TRADED FUND – 0.4%*
iShares STOXX Europe 600 Banks UCITS ETF (DE)	9,613	231	6,248	1,008	25	4,629	207,193	211	–
	$ 83,372	$ 307,722	$ 312,902	$ 1,008	$ 25	$ 79,225	74,803,322	$ 577	$ –
International Growth Fund

AFFILIATED MONEY MARKET FUND – 3.5%*
PNC Government Money Market Fund	$ 86	$ 2,764	$ 2,632	$ –	$ –	$ 218	217,503	$ 2	$ –

EXCHANGE-TRADED FUNDS – 0.7%*
iShares MSCI EAFE Growth Index Fund	–	1,102	1,099	(3)	–	–	–	–	–
iShares MSCI Japan ETF	98	–	117	22	(3)	–	–	1	–
iShares STOXX Europe 600 Banks UCITS ETF (DE)	118	–	88	13	(1)	42	1,905	3	–
	$ 302	$ 3,866	$ 3,936	$ 32	$ (4)	$ 260	219,408	$ 6	$ –
Multi-Factor All Cap Fund

AFFILIATED MONEY MARKET FUND – 1.1%*
PNC Government Money Market Fund	$ 20	$ 3,138	$ 3,049	$ –	$ –	$ 109	108,986	$ 1	$ –

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 3000 ETF	143	1,015	1,085	29	(2)	100	624	1	–
	$ 163	$ 4,153	$ 4,134	$ 29	$ (2)	$ 209	109,610	$ 2	$ –

Value of Affiliated Investments at 05/31/17 (000)		Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 02/28/18 (000)	Number of Shares at 02/28/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Multi-Factor Large Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 1.6%*
PNC Government Money Market Fund	$2,537	$12,321	$13,281	$–	$–	$1,577	1,577,290	$10	$–

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Growth ETF	995	2,336	2,543	203	3	994	7,086	11	–
	$3,532	$14,657	$15,824	$203	$3	$2,571	1,584,376	$21	$–
Multi-Factor Large Cap Value Fund

AFFILIATED MONEY MARKET FUND – 1.6%*
PNC Government Money Market Fund	$1,360	$14,736	$14,256	$–	$–	$1,840	1,840,241	$11	$–

EXCHANGE-TRADED FUND – 1.5%*
iShares Russell 1000 Value ETF	1,139	4,242	3,820	93	4	1,658	13,500	23	–
	$2,499	$18,978	$18,076	$93	$4	$3,498	1,853,741	$34	$–
Multi-Factor Small Cap Core Fund

AFFILIATED MONEY MARKET FUND – 4.1%*
PNC Government Money Market Fund	$19,746	$140,487	$139,835	$–	$–	$20,398	20,397,878	$55	$–

EXCHANGE-TRADED FUND – 0.0%*
iShares Russell 2000 ETF	2,840	–	2,951	99	12	–	–	–	–
	$22,586	$140,487	$142,786	$99	$12	$20,398	20,397,878	$55	$–
Multi-Factor Small Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 1.6%*
PNC Government Money Market Fund	$3,303	$32,871	$33,762	$–	$–	$2,412	2,412,049	$13	$–
Multi-Factor Small Cap Value Fund

AFFILIATED MONEY MARKET FUND – 5.3%*
PNC Government Money Market Fund	$3,448	$5,544	$7,644	$–	$–	$1,348	1,347,247	$2	$–
Small Cap Fund

AFFILIATED MONEY MARKET FUND – 5.8%*
PNC Government Money Market Fund	$53,453	$240,134	$259,594	$–	$–	$33,993	33,993,034	$136	$–

EXCHANGE-TRADED FUND – 0.0%*
iShares Russell 2000 ETF	–	46,097	45,794	(303)	–	–	–	48	–
	$53,453	$286,231	$305,388	$(303)	$–	$33,993	33,993,034	$184	$–
Bond Fund

AFFILIATED MONEY MARKET FUND – 0.8%*
PNC Government Money Market Fund	$1,624	$7,495	$8,946	$–	$–	$173	172,635	$2	$–
Government Mortgage Fund

AFFILIATED MONEY MARKET FUND – 2.7%*
PNC Government Money Market Fund	$489	$6,990	$6,944	$–	$–	$535	535,335	$3	$–

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 02/28/18 (000)	Number of Shares at 02/28/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Intermediate Bond Fund

AFFILIATED MONEY MARKET FUND – 1.4%*
PNC Government Money Market Fund	$1,889	$ 44,465	$ 44,175	$ –	$ –	$2,179	2,179,553	$ 13	$–
Limited Maturity Bond Fund

AFFILIATED MONEY MARKET FUND – 1.7%*
PNC Government Money Market Fund	$5,167	$ 65,068	$ 66,380	$ –	$ –	$3,855	3,854,764	$ 26	$–
Total Return Advantage Fund

AFFILIATED MONEY MARKET FUND – 1.5%*
PNC Government Money Market Fund	$8,479	$ 36,438	$ 42,632	$ –	$ –	$2,285	2,285,344	$ 15	$–
Ultra Short Bond Fund

AFFILIATED MONEY MARKET FUND – 0.8%*
PNC Government Money Market Fund	$4,394	$286,290	$287,401	$ –	$ –	$3,283	3,282,657	$ 72	$–

*As a percentage of Total Net Assets.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund (other than the Money Market Funds) may invest up to 15% of its total net assets in illiquid securities. Each Money Market Fund may invest up to 5% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PNC Funds

By (Signature and Title)*      /s/ Jennifer Spratley

 Jennifer Spratley, President

 (principal executive officer)

Date    4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Jennifer Spratley

 Jennifer Spratley, President

 (principal executive officer)

Date    4/25/18

By (Signature and Title)*      /s/ John Kernan

 John Kernan, Vice President and Treasurer

 (principal financial officer)

Date    4/25/18

*	Print the name and title of each signing officer under his or her signature.